UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/18

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus Alternative Diversifier Strategies Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R  M O R E  I N F O R M AT I O N

Back Cover

Dreyfus Alternative Diversifier Strategies Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Alternative Diversifier Strategies Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Jeffrey M. Mortimer, CFA, and Caroline Lee-Tsao, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Alternative Diversifier Strategies Fund’s Class A shares produced a total return of -0.83%, Class C shares returned -1.43%, Class I shares returned -0.77%, and Class Y shares returned -0.69%.1 In comparison, the S&P 500® Index (the “Index”) returned 3.82% for the same period, and the Lipper Alternative Multi-Strategy Funds Index (the “Lipper Index”) produced a total return of -0.12% for the period.2

Global financial markets generally posted moderate gains over the reporting period in an environment of synchronized global economic growth and rising interest rates. The fund lagged its benchmarks, mainly due to shortfalls in Dreyfus Select Managers Long/Short Fund, Neuberger Berman Long/Short Fund, and Dynamic Total Return Fund.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets across non-traditional or “alternative” asset classes and investment strategies. The fund is designed to complement and diversify traditional stock and bond portfolios. The fund normally allocates its assets among other investment companies (the underlying funds) that employ alternative investment strategies. The fund seeks to achieve its investment objective by allocating its assets among asset classes and investment strategies that typically have had a low correlation to each other and to traditional equity and fixed-income asset classes. The fund currently intends to allocate its assets among underlying funds that employ the following alternative investment strategies: long/short strategies, absolute return hedge strategies, real estate-related strategies, commodities strategies, global macro strategies and managed futures strategies.

As of April 30, 2018, the fund held positions in 10 underlying funds: AQR Managed Futures Strategy Fund, ASG Global Alternatives Fund, ASG Managed Futures Strategy Fund, DFA Commodity Strategy Portfolio, Dynamic Total Return Fund, Dreyfus Select Managers Long/Short Fund, Dreyfus Global Real Estate Securities Fund, Dreyfus Global Real Return Fund, BNY Mellon Absolute Insight Multi-Strategy Fund, and Neuberger Berman Long/Short Fund.

Economic Growth Amid Rising Volatility

Global equity markets gained ground early in the reporting period, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance as Japanese equities responded positively to upward revisions of domestic

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

growth forecasts. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates. Global growth trends enabled U.K. equities to climb despite concerns regarding the country’s exit from the European Union. Eurozone markets lagged global market averages despite improving regional economic fundamentals.

February 2018 and March 2018 saw heightened market volatility and declining stock prices sparked by perceived U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, these concerns eased in April 2018, and higher oil prices benefited energy stocks toward the reporting period’s end.

Global bond markets also posted moderate gains, on average, over the reporting period as a weakening U.S. dollar bolstered returns from local currency-denominated investments for U.S. residents. These currency effects more than offset weakness among U.S. government securities amid rising interest rates and intensifying inflation concerns. Meanwhile commodities markets rallied, led by crude oil and industrial metals, due to robust demand in the expanding global economy.

Underlying Strategies Produced Mixed Results

The fund’s performance compared to the Index and the Lipper Index was constrained over the reporting period by relatively weak results from some of its underlying funds. Dreyfus Select Managers Long/Short Fund was hurt by long positions in the financials, consumer discretionary, and materials sectors. Neuberger Berman Long/Short Fund, which was added to the fund’s roster of underlying funds in January 2018, also struggled with disappointing results from its long positions amid heightened equity market volatility. Dynamic Total Return Fund encountered weakness stemming from underweighted exposure to U.S. equities, long exposure to U.S. Treasury securities, and shortfalls in its currency strategy.

The fund achieved better relative results from its investments in managed futures. AQR Managed Futures Strategy Fund cushioned the impact of market downturns through a focus on short-term bonds and limited exposure to equities. ASG Managed Futures Strategy Fund fared relatively well due to its exposure to oil and other commodities that rallied during the reporting period. Finally, Dreyfus Global Real Estate Securities Fund benefited from successful stock selections in the U.S., Europe, and Hong Kong.

In January 2018, to achieve greater diversification in the long/short category, we reduced the fund’s allocation to Dreyfus Select Managers Long/Short Fund and redeployed those assets to a new investment in Neuberger Berman Long/Short Fund.

Maintaining a Focus on Diversification

We expect financial markets to remain volatile over the remainder of 2018 in response to changing monetary policies, geopolitical tensions, and economic developments. In our judgment, the fund’s various diversification strategies can help reduce the impact of heightened market volatility on investors’ overall investment portfolios, and we intend

4

to continue to mitigate the risks of investing in stocks and bonds by diversifying across several alternative asset classes.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

² Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. The Lipper Alternative Multi-Strategy Funds Index consists of funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Bonds are subject generally to interest-rate, credit, liquidity, call, sector, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds. Investments linked to the prices of commodities are considered speculative. Prices of commodities and related contracts may fluctuate significantly over short periods due to a variety of factors.

The underlying funds’ underlying strategies may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of Dreyfus to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Alternative Diversifier Strategies Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.95	$7.19	$1.88	$1.48
Ending value (after expenses)	$991.70	$985.19	$992.30	$993.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.01	$7.30	$1.91	$1.51
Ending value (after expenses)	$1,020.83	$1,017.55	$1,022.91	$1,023.31

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A, 1.46% for Class C, .38% for Class I and .30% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 99.0%
Alternative Investments - 43.1%
AQR Managed Futures Strategy Fund, Cl. I	3,162,335	[a]	28,081,530
ASG Global Alternatives Fund, Cl. Y	2,735,453		30,226,754
ASG Managed Futures Strategy Fund, Cl. Y	2,935,138		28,705,652
BNY Mellon Absolute Insight Multi-Strategy Fund, Cl. Y	3,664,473	[b]	46,282,297
DFA Commodity Strategy Portfolio	1,431,333		8,731,133
Dynamic Total Return Fund, Cl. Y	3,621,539	[b]	57,365,179
			199,392,545
Domestic Equity - 34.4%
Dreyfus Select Managers Long/Short Fund, Cl. Y	7,763,889	[b]	98,290,838
Neuberger Berman Long Short Fund	4,172,463	[a]	60,667,613
			158,958,451
Foreign Equity - 21.5%
Dreyfus Global Real Estate Securities Fund, Cl. Y	6,298,579	[b]	55,364,511
Dreyfus Global Real Return Fund, Cl. Y	3,075,109	[b]	44,189,307
			99,553,818
Total Investments (cost $455,929,578)	99.0%		457,904,814
Cash and Receivables (Net)	1.0%		4,856,989
Net Assets	100.0%		462,761,803

aNon-income producing security.
b Investment in affiliated mutual fund. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Alternative	43.1
Mutual Funds: Domestic	34.4
Mutual Funds: Foreign	21.5
99.0

† Based on net assets.
See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)†	Sales ($)	Net Realized Gains (Loss) ($)
BNY Mellon Absolute Insight Multi-Strategy Fund, Cl.Y	47,189,731	1,345,233	2,252,393	11,851
Dreyfus Global Real Estate Securities Fund, Cl.Y	55,560,046	3,554,714	2,252,393	(73,222)
Dreyfus Global Real Return Fund, Cl.Y	45,387,852	1,436,846	2,252,393	(93,908)
Dreyfus Select Managers Long/Short Fund, Cl.Y	164,809,381	2,973,172	68,446,475	1,410,745
Dynamic Total Return Fund, Cl.Y	60,317,694	4,149,363	2,815,491	(94,544)
Total	373,264,704	13,459,328	78,019,145	1,160,922

Registered Investment Companies	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Absolute Insight Multi-Strategy Fund, Cl.Y	(12,125)	46,282,297	10.0	326,350
Dreyfus Global Real Estate Securities Fund, Cl.Y	(1,424,634)	55,364,511	12.0	2,535,830
Dreyfus Global Real Return Fund, Cl.Y	(289,090)	44,189,307	9.6	417,963
Dreyfus Select Managers Long/Short Fund, Cl.Y	(2,455,985)	98,290,838	21.2	2,445,864
Dynamic Total Return Fund, Cl.Y	(4,191,843)	57,365,179	12.4	1,953,674
Total	(8,373,677)	301,492,132	65.2	7,679,681

† Includes reinvested dividend/distributions.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	163,285,517	156,412,682
Affiliated issuers	292,644,061	301,492,132
Cash		4,722,098
Receivable for investment securities sold		386,784
Receivable for shares of Common Stock subscribed		207,500
Prepaid expenses		44,760
		463,265,956
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		99,605
Payable for shares of Common Stock redeemed		382,408
Accrued expenses		22,140
		504,153
Net Assets ($)		462,761,803
Composition of Net Assets ($):
Paid-in capital		464,619,995
Accumulated distributions in excess of investment income—net		(2,945,803)
Accumulated net realized gain (loss) on investments		(887,625)
Accumulated net unrealized appreciation (depreciation) on investments		1,975,236
Net Assets ($)		462,761,803

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	60,551	27,086	846,608	461,827,558
Shares Outstanding	4,846	2,187	67,703	36,786,562
Net Asset Value Per Share ($)	12.50	12.39	12.50	12.55

See notes to financial statements.

9

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	484,848
Affiliated issuers	2,135,020
Interest	15,661
Total Income	2,635,529
Expenses:
Management fee—Note 3(a)	585,167
Professional fees	48,164
Registration fees	28,428
Directors’ fees and expenses—Note 3(d)	16,778
Loan commitment fees—Note 2	4,461
Custodian fees—Note 3(c)	2,144
Prospectus and shareholders’ reports	1,265
Shareholder servicing costs—Note 3(c)	761
Distribution fees—Note 3(b)	101
Miscellaneous	10,967
Total Expenses	698,236
Less—reduction in expenses due to undertaking—Note 3(a)	(24)
Less—reduction in fees due to earnings credits—Note 3(c)	(2,162)
Net Expenses	696,050
Investment Income—Net	1,939,479
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	(708,992)
Affiliated issuers	1,160,922
Capital gain distributions on unaffiliated issuers	343,082
Capital gain distributions from affiliated issuers	5,544,661
Net Realized Gain (Loss)	6,339,673
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(2,998,110)
Affiliated issuers	(8,373,677)
Net Unrealized Appreciation (Depreciation)	(11,371,787)
Net Realized and Unrealized Gain (Loss) on Investments	(5,032,114)
Net (Decrease) in Net Assets Resulting from Operations	(3,092,635)

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	1,939,479	2,512,616
Net realized gain (loss) on investments	6,339,673	(2,898,637)
Net unrealized appreciation (depreciation) on investments	(11,371,787)	19,178,999
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,092,635)	18,792,978
Distributions to Shareholders from ($):
Investment income—net:
Class A	(221)	(50)
Class I	(7,692)	(6,000)
Class Y	(3,843,329)	(2,797,963)
Total Distributions	(3,851,242)	(2,804,013)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	-	9,425
Class C	20	-
Class I	604,822	2,219,653
Class Y	23,213,712	60,400,248
Distributions reinvested:
Class A	130	30
Class I	7,505	5,167
Class Y	212,919	183,395
Cost of shares redeemed:
Class A	(80)	(11,685)
Class C	-	(6,065)
Class I	(1,534,392)	(1,821,945)
Class Y	(30,326,599)	(110,203,081)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,821,963)	(49,224,858)
Total Increase (Decrease) in Net Assets	(14,765,840)	(33,235,893)
Net Assets ($):
Beginning of Period	477,527,643	510,763,536
End of Period	462,761,803	477,527,643
Distributions in excess of investment income—net	(2,945,803)	(1,034,040)

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	-	766
Shares issued for distributions reinvested	11	3
Shares redeemed	-	(950)
Net Increase (Decrease) in Shares Outstanding	11	(181)
Class C
Shares redeemed	-	(497)
Net Increase (Decrease) in Shares Outstanding	-	(497)
Class Ia
Shares sold	48,114	178,678
Shares issued for distributions reinvested	592	425
Shares redeemed	(121,325)	(147,707)
Net Increase (Decrease) in Shares Outstanding	(72,619)	31,396
Class Ya
Shares sold	1,836,468	4,875,013
Shares issued for distributions reinvested	16,726	15,044
Shares redeemed	(2,403,835)	(8,909,527)
Net Increase (Decrease) in Shares Outstanding	(550,641)	(4,019,470)

[a]During the period ended April 30, 2018, 47,935 Class Y shares representing $604,822 were exchanged for 48,114 Class I shares and during the period ended October 31, 2017, 166,551 Class Y shares representing $2,077,653 were exchanged for 167,210 Class I shares.

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.65	12.23	12.54	12.67	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	.01	.06	.07	(.04)
Net realized and unrealized gain (loss) on investments	(.12)	.42	(.30)	(.04)	.21
Total from Investment Operations	(.10)	.43	(.24)	.03	.17
Distributions:
Dividends from investment income—net	(.05)	(.01)	(.07)	(.16)	–
Dividends from net realized gain on investments	–	–	–	(.00)[c]	–
Total Distributions	(.05)	(.01)	(.07)	(.16)	–
Net asset value, end of period	12.50	12.65	12.23	12.54	12.67
Total Return (%)[d]	(.83)[e]	3.52	(1.88)	.29	1.36[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	.88[g]	.82	.85	.86	1.02[g]
Ratio of net expenses to average net assets[f]	.80[g]	.75	.79	.80	.54 [g]
Ratio of net investment income (loss) to average net assets[f]	.32[g]	.07	.48	.58	(.53)[g]
Portfolio Turnover Rate	16.84[e]	16.45	20.39	16.73	.09[e]
Net Assets, end of period ($ x 1,000)	61	61	61	62	57

a From March 31, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Amounts do not include the expenses of the underlying funds.
g Annualized.
See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.57	12.22	12.54	12.64	12.50
Investment Operations:
Investment (loss)—net[b]	(.02)	(.08)	(.02)	(.05)	(.10)
Net realized and unrealized gain (loss) on investments	(.16)	.43	(.30)	.00[c]	.24
Total from Investment Operations	(.18)	.35	(.32)	(.05)	.14
Distributions:
Dividends from investment income—net	–	–	–	(.05)	–
Dividends from net realized gain on investments	–	–	–	(.00)[c]	–
Total Distributions	–	–	–	(.05)	–
Net asset value, end of period	12.39	12.57	12.22	12.54	12.64
Total Return (%)[d]	(1.43)[e]	2.86	(2.55)	(.37)	1.12[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	1.46[g]	1.41	1.44	1.59	2.16[g]
Ratio of net expenses to average net assets[f]	1.46[g]	1.41	1.44	1.50	1.34[g]
Ratio of net investment (loss) to average net assets[f]	(.34)[g]	(.63)	(.16)	(.36)	(1.34)[g]
Portfolio Turnover Rate	16.84[e]	16.45	20.39	16.73	.09[e]
Net Assets, end of period ($ x 1,000)	27	27	33	34	39

a From March 31, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Amounts do not include the expenses of the underlying funds.
g Annualized.
See notes to financial statements.

14

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.69	12.27	12.58	12.70	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	.05	.10	.03	(.05)
Net realized and unrealized gain (loss) on investments	(.14)	.43	(.28)	.02	.25
Total from Investment Operations	(.10)	.48	(.18)	.05	.20
Distributions:
Dividends from investment income—net	(.09)	(.06)	(.13)	(.17)	–
Dividends from net realized gain on investments	–	–	–	(.00)[c]	–
Total Distributions	(.09)	(.06)	(.13)	(.17)	–
Net asset value, end of period	12.50	12.69	12.27	12.58	12.70
Total Return (%)	(.77)[d]	3.97	(1.44)	.45	1.60[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.38[f]	.35	.37	.43	1.06[f]
Ratio of net expenses to average net assets[e]	.38[f]	.35	.37	.41	.52 [f]
Ratio of net investment income (loss) to average net assets[e]	.72[f]	.43	.79	.23	(.51) [f]
Portfolio Turnover Rate	16.84[d]	16.45	20.39	16.73	.09[d]
Net Assets, end of period ($ x 1,000)	847	1,780	1,336	633	119

a From March 31, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Amounts do not include the expenses of the underlying funds.
f Annualized.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.74	12.32	12.63	12.71	12.50
Investment Operations:
Investment income (loss)—net[b]	.05	.06	.11	.13	(.03)
Net realized and unrealized gain (loss) on investments	(.14)	.43	(.28)	(.03)	.24
Total from Investment Operations	(.09)	.49	(.17)	.10	.21
Distributions:
Dividends from investment income—net	(.10)	(.07)	(.14)	(.18)	–
Dividends from net realized gain on investments	–	–	–	(.00)[c]	–
Total Distributions	(.10)	(.07)	(.14)	(.18)	–
Net asset value, end of period	12.55	12.74	12.32	12.63	12.71
Total Return (%)	(.69)[d]	4.01	(1.39)	.82	1.68[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.30[f]	.29	.30	.31	.36[f]
Ratio of net expenses to average net assets[e]	.30[f]	.29	.30	.31	.36[f]
Ratio of net investment income (loss) to average net assets[e]	.83[f]	.52	.92	.99	(.36)[f]
Portfolio Turnover Rate	16.84[d]	16.45	20.39	16.73	.09[d]
Net Assets, end of period ($ x 1,000)	461,828	475,659	509,333	477,866	373,341

a From March 31, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Amounts do not include the expenses of the underlying funds.
f Annualized.
See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Alternative Diversifier Strategies Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A and 2,000 Class C shares of the fund.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Companies†	457,904,814	-	-	457,904,814

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,351,382 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $835,558 of short-term capital losses and $1,515,824 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $2,804,013. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the fund has agreed to pay a management fee at the annual rate of 1.35% applied to the

20

portion of the fund’s average daily net assets allocated to direct investments in securities and .25% applied to that portion of the fund’s average daily net assets allocated to investments in other investment companies (underlying funds) and money market instruments (including cash and equivalents). Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .55% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, such fees and expenses are not included in the expense limitations. The reduction in expenses, pursuant to the undertaking, amounted to $24 during the period ended April 30, 2018.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $101 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $76 and $34, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $456 for transfer agency services and $18 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $18.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $2,144 pursuant to the custody agreement. These fees were offset by earnings credits of $2,144.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $95,182, Distribution Plan fees $17, Shareholder Services Plan fees $18, Chief Compliance Officer fees $4,214 and transfer agency fees $175, which are offset against an expense reimbursement currently in effect in the amount of $1.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $78,681,444 and $82,523,661, respectively.

22

At April 30, 2018, accumulated net unrealized appreciation on investments was $1,975,236, consisting of $10,659,093 gross unrealized appreciation and $8,683,857 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

24

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at and above the Performance Group and Performance Universe medians, respectively, for the one-year period and below the medians for the two- and three-year periods (the fund has only been in operation for three full years). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and Lipper category average showing that the fund’s return was higher than the return of the average in two of the three years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was slightly above the Expense Group median and was above the Expense Universe median and the fund’s total expenses were above the Expense Group and the Expense Universe medians.

Dreyfus representatives stated that Dreyfus had contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 0.55%. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. Because “acquired fund fees and expenses” are incurred indirectly by the fund, such fees and expenses are not included in the expense limitations.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by

25

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s improved performance in the most recent period.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the fee charged by Dreyfus under the Agreement was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund invested.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

26

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

27

NOTES

28

NOTES

29

For More Information

Dreyfus Alternative Diversifier Strategies Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRNAX Class C: DRNCX Class I: DRNIX Class Y: DRYNX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6253SA0418

Dreyfus Global Emerging Markets Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Global Emerging Markets Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Emerging Markets Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio managers Robert Marshall-Lee, Sophia Whitbread, CFA and Naomi Waistell, CFA, of Newton Investment Management (North America) Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Global Emerging Markets Fund’s Class A shares produced a total return of -1.06%, Class C shares returned -1.40%, Class I shares returned -0.93%, and Class Y shares returned -0.92%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 4.80% for the same period.2

Emerging-market equities posted moderate gains over the reporting period amid positive economic trends and rising corporate earnings. The fund underperformed the Index, mainly due to shortfalls in our sector allocation and security selection strategies.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging-market countries. The portfolio managers employ a fundamental, bottom-up investment process that emphasizes quality, return on capital employed, and governance. The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable global economic, industrial, or social trends that the portfolio managers believe will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. The portfolio managers then identify specific companies using investment themes to help focus on areas where thematic and strategic research indicates positive returns are likely to be achieved.

Economic Growth Amid Rising Volatility

Most emerging-market equities continued to rally at the end of 2017 in response to positive global economic growth trends. However, volatility spiked and markets dipped in February 2018 and March 2018 over concerns regarding rising inflationary pressures in the United States and increasing global trade tensions. April 2018 saw an easing of these concerns, allowing the Index to post a moderately positive return.

Asian equities generally led emerging-market stocks higher, bolstered by continued growth in China. Higher oil prices supported returns from energy-exporting markets, such as Russia and Brazil. Among industry groups, the energy, information technology, and consumer discretionary sectors led the Index’s rise. While the traditionally defensive utilities and real estate sectors rebounded somewhat amid heightened market volatility, they continued to lag overall market averages.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Equity Returns Supported by Security Selections

The fund fared well over the first two months of the reporting period, in large part due to its exposure to Indian software and retail service company Vakrangee, which reported very strong financial results. However, in mid-January 2018, heightened market volatility and the resulting market rotation produced headwinds as the fund held little exposure to banks that rallied in the changing market environment. Overweighted exposure to the consumer staples sector and a lack of energy stocks also undermined relative results. Our country allocation strategy struggled when India lagged broader market averages and Brazil, to which the fund had little exposure, outperformed.

The fund’s position in Vakrangee later represented a significant drag on performance following a tabloid newspaper article speculating about a regulatory investigation into share-price manipulation. The stock fell sharply despite the company denying wrongdoing. In the financials sector, Mexican micro-finance lender Gentera encountered weakness in its core business. Indian financial stock LIC Housing Finance also underperformed. Other individual laggards included electric-vehicle materials producer Orocobre, smartphone components maker Samsung SDI, and British American Tobacco.

The fund achieved better results in the consumer discretionary sector, where Indian jeweler Titan gained market share and Jubilant FoodWorks benefited from a corporate restructuring under new management. Chinese education company TAL Education Group showed strong profit growth in the buoyant Chinese economy. The fund further benefited from its positioning in the industrials sector and lack of exposure to the telecommunication services sector.

Among individual stocks, Hong Kong life insurer AIA Group achieved rising sales of savings and protection products. Chinese biologic drugmaker 3SBio fared well on the strength of strong execution and accretive mergers and acquisitions. LG Household & Health Care also posted solid results.

Positive Trends Remain Intact

The long-term structural growth outlook for many emerging markets, particularly those in Asia, appears to remain supported by demographics, technological innovation, and government reform. Valuations seem compelling compared to most other asset classes, and we remain confident in the fund’s emphasis on long-term structurally supported companies with the ability to compound their cash flows over at least the next five years. In this environment, we have focused on companies that seem poised to benefit from structural change underpinned by themes, where we see less vulnerability to global trade fluctuations or interest-rate gyrations. These areas include the global electric-vehicle revolution; greater

4

exposure to credit growth and mutual-fund flows in India; rising Indian consumption; and Chinese Internet, education, and health-care companies.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Emerging Markets Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.17	$9.85	$4.94	$4.54
Ending value (after expenses)	$989.40	$986.00	$990.70	$990.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.26	$9.99	$5.01	$4.61
Ending value (after expenses)	$1,018.60	$1,014.88	$1,019.84	$1,020.23

† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and .92% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Argentina - .7%
Grupo Financiero Galicia, ADR	45,091		2,882,217
Australia - 2.5%
Orocobre	2,333,945	[a]	9,782,402
Brazil - .7%
CVC Brasil Operadora e Agencia de Viagens	167,500		2,772,701
Chile - 4.7%
Sociedad Quimica y Minera de Chile, ADR	338,341		18,571,537
China - 26.6%
3SBio	6,149,000	[a,b]	13,188,761
51job, ADR	31,962	[a]	2,638,143
Alibaba Group Holding, ADR	103,873	[a]	18,545,485
Baidu, ADR	55,891	[a]	14,023,052
China Biologic Products Holdings	97,066	[a]	8,432,123
China Harmony New Energy Auto Holding	12,860,000	[a]	7,244,789
China Yongda Automobiles Services Holdings	3,704,000		4,234,478
Ctrip.com International, ADR	100,729	[a]	4,119,816
Hollysys Automation Technologies	295,545		6,519,723
JD.com, ADR	94,979	[a]	3,467,683
TAL Education Group, ADR	120,505		4,388,792
Tencent Holdings	344,165		16,897,289
Yum China Holdings	37,921		1,621,502
			105,321,636
Georgia - .2%
BGEO Group	16,989		810,278
Hong Kong - 5.4%
AIA Group	2,378,000		21,231,192
India - 23.2%
Amara Raja Batteries	176,775		2,262,081
Edelweiss Financial Services	2,603,887		10,996,477
Godrej Consumer Products	448,463		7,413,231
Hindustan Unilever	303,375		6,732,744
Indiabulls Housing Finance	701,556		13,545,210
ITC	2,977,055		12,480,130
Jubilant Foodworks	89,914		3,286,497
LIC Housing Finance	98,837		805,820
Maruti Suzuki India	115,350		15,084,884
PVR	291,237		6,254,989

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
India - 23.2% (continued)
Reliance Nippon Life Asset Management	820,436	[b]	3,114,144
Shriram City Union Finance	300		10,796
Titan	331,882		4,736,407
Vakrangee	3,325,783		4,960,261
			91,683,671
Indonesia - .6%
Surya Citra Media	12,518,000		2,292,447
Mexico - 2.6%
Fomento Economico Mexicano	536,238		5,188,322
Grupo Aeroportuario del Centro Norte	936,200		4,938,289
			10,126,611
Philippines - 2.0%
GT Capital Holdings	139,940		2,836,897
Metropolitan Bank & Trust	581,733		953,240
Security Bank	794,691		3,197,905
Universal Robina	303,220		822,884
			7,810,926
South Africa - 5.2%
Discovery	396,459		5,498,162
Naspers, Cl. N	59,433		14,501,942
Net 1 UEPS Technologies	93,599	[a]	771,256
			20,771,360
South Korea - 11.0%
LG Household & Health Care	5,407		6,928,013
Samsung Biologics	4,700	[a,b]	2,129,315
Samsung Electronics	4,858	[c]	12,053,462
Samsung SDI	130,777		22,281,631
			43,392,421
Taiwan - 4.4%
Taiwan Semiconductor Manufacturing	2,273,000		17,230,413
Thailand - .3%
Taokaenoi Food & Marketing, Cl. F	2,488,700		1,176,975
United Kingdom - 5.4%
British American Tobacco	300,545		16,514,022
Unilever	87,507		4,903,783
			21,417,805
United States - 2.2%
Applied Materials	178,272		8,854,770
Total Common Stocks (cost $339,803,809)			386,129,362

8

Description	Current Yield (%)	Shares		Value ($)
Other Investment - 2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $9,460,619)	1.71	9,460,619	[d]	9,460,619
Total Investments (cost $349,264,428)		100.1%		395,589,981
Liabilities, Less Cash and Receivables		(.1%)		(378,133)
Net Assets		100.0%		395,211,848

ADR—American Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $18,432,220 or 4.66% of net assets.

c The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At April 30, 2018, the value of this security amounted to $12,053,462 or 3.05% of net assets.

d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	24.4
Consumer Services	17.1
Technology	15.7
Financials	13.1
Industrials	10.0
Basic Materials	7.2
Health Care	6.0
Financials	3.5
Money Market Investment	2.4
Consumer Services	.7
100.1

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	12,288,407	100,293,834	103,121,622	9,460,619	2.4	84,404

10

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Citigroup
South African Rand	8,628,862	United States Dollar	694,787	5/2/18	(2,540)
State Street Bank and Trust Co
United States Dollar	24,664	British Pound	17,961	5/1/18	(63)
Gross Unrealized Depreciation					(2,603)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	339,803,809	386,129,362
Affiliated issuers	9,460,619	9,460,619
Cash		297,897
Cash denominated in foreign currency	25,272	25,277
Receivable for investment securities sold		3,693,739
Dividends receivable		231,717
Receivable for shares of Common Stock subscribed		225,290
Tax reclaim receivable		3,812
Prepaid expenses		49,689
		400,117,402
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		293,096
Payable for investment securities purchased		3,931,950
Payable for shares of Common Stock redeemed		601,079
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,603
Accrued expenses		76,826
		4,905,554
Net Assets ($)		395,211,848
Composition of Net Assets ($):
Paid-in capital		369,662,026
Accumulated investment (loss)—net		(4,075,073)
Accumulated net realized gain (loss) on investments		(16,708,030)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		46,332,925	[a]
Net Assets ($)		395,211,848

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	9,565,694	7,107,744	162,126,882	216,411,528
Shares Outstanding	549,657	420,169	9,258,263	12,300,945
Net Asset Value Per Share ($)	17.40	16.92	17.51	17.59

[a] Net of $750,404 deferred foreign capital gains tax.
See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $169,309 foreign taxes withheld at source):
Unaffiliated issuers	1,194,897
Affiliated issuers	84,404
Total Income	1,279,301
Expenses:
Management fee—Note 3(a)	1,286,833
Custodian fees—Note 3(c)	146,733
Shareholder servicing costs—Note 3(c)	100,326
Registration fees	53,872
Professional fees	52,300
Distribution fees—Note 3(b)	20,859
Directors’ fees and expenses—Note 3(d)	12,801
Prospectus and shareholders’ reports	10,450
Loan commitment fees—Note 2	3,950
Miscellaneous	17,642
Total Expenses	1,705,766
Less—reduction in expenses due to undertaking—Note 3(a)	(23,199)
Less—reduction in fees due to earnings credits—Note 3(c)	(808)
Net Expenses	1,681,759
Investment (Loss)—Net	(402,458)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,357,248)
Net realized gain (loss) on forward foreign currency exchange contracts	(99,405)
Net Realized Gain (Loss)	(4,456,653)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(5,191,452)	[a]
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3,983)
Net Unrealized Appreciation (Depreciation)	(5,195,435)
Net Realized and Unrealized Gain (Loss) on Investments	(9,652,088)
Net (Decrease) in Net Assets Resulting from Operations	(10,054,546)

[a]Net of $305,086 deferred foreign capital gains tax.
See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31, 2017
Operations ($):
Investment income (loss)—net	(402,458)		212,660
Net realized gain (loss) on investments	(4,456,653)		742,734
Net unrealized appreciation (depreciation) on investments	(5,195,435)	[a]	32,846,225
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,054,546)		33,801,619
Distributions to Shareholders from ($):
Investment income—net:
Class A	(64,752)		-
Class C	(39,963)		-
Class I	(1,578,968)		(764)
Class Y	(2,055,834)		(34,547)
Total Distributions	(3,739,517)		(35,311)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,564,955		4,034,763
Class C	4,529,006		3,159,256
Class I	99,139,645		115,583,257
Class Y	70,197,335		42,614,392
Distributions reinvested:
Class A	63,574		-
Class C	39,627		-
Class I	1,533,173		685
Class Y	1,459,298		28,006
Cost of shares redeemed:
Class A	(1,575,082)		(472,077)
Class C	(418,358)		(33,069)
Class I	(40,584,636)		(15,617,090)
Class Y	(5,209,451)		(16,905,187)
Increase (Decrease) in Net Assets from Capital Stock Transactions	136,739,086		132,392,936
Total Increase (Decrease) in Net Assets	122,945,023		166,159,244
Net Assets ($):
Beginning of Period	272,266,825		106,107,581
End of Period	395,211,848		272,266,825
Undistributed investment income (loss)—net	(4,075,073)		66,902

14

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	400,634	240,788
Shares issued for distributions reinvested	3,429	-
Shares redeemed	(85,874)	(30,189)
Net Increase (Decrease) in Shares Outstanding	318,189	210,599
Class C
Shares sold	248,982	190,777
Shares issued for distributions reinvested	2,193	-
Shares redeemed	(23,612)	(2,016)
Net Increase (Decrease) in Shares Outstanding	227,563	188,761
Class Ib
Shares sold	5,296,237	6,853,168
Shares issued for distributions reinvested	82,252	53
Shares redeemed	(2,200,408)	(956,273)
Net Increase (Decrease) in Shares Outstanding	3,178,081	5,896,948
Class Yb
Shares sold	3,822,125	2,640,673
Shares issued for distributions reinvested	77,954	2,173
Shares redeemed	(283,801)	(1,145,170)
Net Increase (Decrease) in Shares Outstanding	3,616,278	1,497,676

[a]Net of $305,086 deferred foreign capital gains tax.

[b]During the period ended April 30, 2018, 5,033 Class Y shares representing $91,160 were exchanged for 5,056 Class I shares and during the period ended October 31, 2017, 7,251 Class Y shares representing $121,212 were exchanged for 7,281 Class I shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2018		Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	17.79	14.24	13.15	15.09	12.50
Investment Operations:
Investment income (loss)—net[b]	(.05)	(.03)	(.02)	(.01)	.02
Net realized and unrealized gain (loss) on investments	(.13)	3.58	1.11	(1.77)	2.57
Total from Investment Operations	(.18)	3.55	1.09	(1.78)	2.59
Distributions:
Dividends from investment income—net	(.21)	—	—	(.04)	–
Dividends from net realized gain on investments	—	—	—	(.12)	—
Total Distributions	(.21)	—	—	(.16)	–
Net asset value, end of period	17.40	17.79	14.24	13.15	15.09
Total Return (%)[c]	(1.06)[d]	25.02	8.13	(11.80)	20.72[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.32[e]	1.55	1.82	1.82	2.35[e]
Ratio of net expenses to average net assets	1.25[e]	1.28	1.53	1.60	1.60[e]
Ratio of net investment income (loss) to average net assets	(.54)[e]	(.17)	(.18)	(.05)	.20[e]
Portfolio Turnover Rate	14.69[d]	36.79	51.42	32.72	30.66[d]
Net Assets, end of period ($ x 1,000)	9,566	4,117	297	174	120

a From February 3, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	17.32	13.96	12.99	15.01	12.50
Investment Operations:
Investment (loss)—net[b]	(.11)	(.15)	(.13)	(.13)	(.05)
Net realized and unrealized gain (loss) on investments	(.12)	3.51	1.10	(1.75)	2.56
Total from Investment Operations	(.23)	3.36	.97	(1.88)	2.51
Distributions:
Dividends from investment income—net	(.17)	—	—	(.02)	—
Dividends from net realized gain on investments	—	—	—	(.12)	—
Total Distributions	(.17)	—	—	(.14)	—
Net asset value, end of period	16.92	17.32	13.96	12.99	15.01
Total Return (%)[c]	(1.40)[d]	24.07	7.39	(12.51)	20.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.07[e]	2.30	2.80	2.67	2.95[e]
Ratio of net expenses to average net assets	2.00[e]	2.01	2.28	2.35	2.35[e]
Ratio of net investment (loss) to average net assets	(1.28)[e]	(.94)	(.97)	(.96)	(.45)[e]
Portfolio Turnover Rate	14.69[d]	36.79	51.42	32.72	30.66[d]
Net Assets, end of period ($ x 1,000)	7,108	3,335	54	35	46

a From February 3, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	17.89	14.29	13.16	15.09	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	.01	(.03)	(.00)[c]	.66
Net realized and unrealized gain (loss) on investments	(.13)	3.59	1.16	(1.76)	1.93
Total from Investment Operations	(.15)	3.60	1.13	(1.76)	2.59
Distributions:
Dividends from investment income—net	(.23)	(.00)[c]	—	(.05)	—
Dividends from net realized gain on investments	—	—	—	(.12)	—
Total Distributions	(.23)	(.00)[c]	—	(.17)	—
Net asset value, end of period	17.51	17.89	14.29	13.16	15.09
Total Return (%)	(.93)[d]	25.24	8.50	(11.68)	20.72[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[e]	1.29	1.54	1.35	1.41[e]
Ratio of net expenses to average net assets	1.00[e]	1.02	1.27	1.35	1.35[e]
Ratio of net investment income (loss) to average net assets	(.26)[e]	.07	(.24)	(.03)	2.86[e]
Portfolio Turnover Rate	14.69[d]	36.79	51.42	32.72	30.66[d]
Net Assets, end of period ($ x 1,000)	162,127	108,787	2,618	347	784

a From February 3, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

18

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	17.97	14.35	13.22	15.13	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	.03	.01	.02	.05
Net realized and unrealized gain (loss) on investments	(.13)	3.59	1.12	(1.76)	2.58
Total from Investment Operations	(.15)	3.62	1.13	(1.74)	2.63
Distributions:
Dividends from investment income—net	(.23)	(.00)[c]	—	(.05)	—
Dividends from net realized gain on investments	—	—	—	(.12)	—
Total Distributions	(.23)	(.00)[c]	—	(.17)	—
Net asset value, end of period	17.59	17.97	14.35	13.22	15.13
Total Return (%)	(.92)[d]	25.27	8.47	(11.51)	21.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[e]	1.18	1.42	1.28	1.70[e]
Ratio of net expenses to average net assets	.92[e]	1.11	1.26	1.28	1.35[e]
Ratio of net investment income (loss) to average net assets	(.17)[e]	.17	.07	.13	.52[e]
Portfolio Turnover Rate	14.69[d]	36.79	51.42	32.72	30.66[d]
Net Assets, end of period ($ x 1,000)	216,412	156,027	103,139	97,314	96,129

a From February 3, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Emerging Markets Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management (North America) Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

22

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities – Domestic Common Stocks	8,854,770	—		—	8,854,770
Equity Securities – Foreign Common Stocks	85,981,329	291,293,263	†	—	377,274,592
Registered Investment Company	9,460,619	—		—	9,460,619
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(2,603)		—	(2,603)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized (depreciation) at period end.

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2017, there were no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2018, Dreyfus Diversified Emerging Markets Fund, an affiliate of the fund, held 4,720,823 Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

24

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $10,403,130 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $2,533,069 of short-term capital losses and $7,870,061 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $35,311. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average daily net assets. Dreyfus has contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00% of the value of the fund’s average daily net assets. On or after March 1, 2019, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking amounted to $23,199 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Newton serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays Newton a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2018, the Distributor retained $13,916 from commissions earned on sales of the fund's Class A shares and $16 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $20,859 pursuant to the Distribution Plan.

26

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $9,772 and $6,953, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan and Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $2,098 for transfer agency services and $112 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $112.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $146,733 pursuant to the custody agreement. These fees were partially offset by earnings credits of $696.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $245,917, Distribution Plan fees $4,417, Shareholder Services Plan fees $3,456, custodian fees $152,146, Chief Compliance Officer fees $4,214 and transfer agency fees $888, which are offset against an expense reimbursement currently in effect in the amount of $117,942.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2018, redemption fees charged and retained by the fund amounted to $33,656.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2018, amounted to $184,763,581 and $48,553,013, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign

28

currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(2,603)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(2,603)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(2,603)

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Citigroup	(2,540)		-	-	(2,540)
State Street Bank and Trust Company	(63)		-	-	(63)
Total	(2,603)		-	-	(2,603)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Forward contracts	1,530,736

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $46,322,950, consisting of $60,618,033 gross unrealized appreciation and $14,295,083 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), ‘and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment Management (North America) Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for the periods, ranking first in the Performance Group for the one-year and three-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index showing that the fund’s return was higher than the return of the index in two of the three years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.00%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board

32

also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus Global Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Newton Investment Management
(North America) Limited
160 Queen Victoria Street,
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGEAX Class C: DGECX Class I: DGIEX Class Y: DGEYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6243SA0418

Dreyfus Select Managers Long/Short Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Select Managers Long/Short Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Long/Short Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by the fund’s portfolio allocation managers, Christopher E. Crerend and Jeffrey A. Brozek of EACM Advisors LLC

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Select Managers Long/Short Fund’s Class A shares produced a total return of -0.48%, Class C shares returned -0.82%, Class I shares returned -0.40%, and Class Y shares returned -0.40%.1 In comparison, the fund’s benchmark, the HFRX Equity Hedge Index, produced a total return of 2.54%, and the MSCI ACWI Index, a broad-based index, produced a total return of 3.56% for the same period.2,3 Because of several factors, including that the MSCI ACWI Index does not include short positions, we believe the HFRX Equity Hedge Index may be a more meaningful performance benchmark.

Equities generally advanced during the reporting period amid improving global economic prospects, better-than-expected corporate earnings, and lower U.S. tax rates. The fund lagged its benchmarks, mainly due to shortfalls among the fund’s positions in Europe and Asia.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. The fund seeks to achieve its investment objective — long-term capital appreciation — with lower volatility than, and moderate correlation to, major equity market indices. The fund uses a “manager-of-managers” approach by selecting one or more experienced equity managers to serve as subadvisers to manage the fund’s assets. The fund allocates its assets among subadvisers that use long/short equity investment strategies that are not expected to have returns that are highly correlated to each other or major equity market indices. Each of the fund’s subadvisers acts independently of any other subadviser and uses its own methodology to select portfolio investments.

The fund normally invests in equity securities, typically common stocks, including securities issued by other investment companies, such as exchange-traded funds (ETFs). The fund expects to maintain significant short positions in equity securities and equity-related instruments, including through derivative instruments and by selling short shares of ETFs. Although the fund intends to maintain an overall long position in its portfolio investments, in certain circumstances the fund’s short positions may approach or reach the size of the fund’s overall long position.

Positive Economic Trends in the Face of Rising Volatility

Global equity markets gained ground from the start of the reporting period through late January 2018, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance, as Japanese equities responded positively to better-than-expected corporate earnings and upward revisions of domestic growth forecasts from the Bank of Japan. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates and domestic labor markets continued to strengthen. Positive global growth trends enabled U.K. equities to climb despite a lackluster local

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

economy and concerns regarding the country’s exit from the European Union. Eurozone markets proved more sluggish despite improving regional economic fundamentals.

February 2018 and March 2018 saw heightened global market volatility and declining stock prices sparked by perceived U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, these concerns eased in April 2018, and rising oil prices benefited energy stocks toward the reporting period’s end.

Short Positions Constrained the Fund’s Relative Performance

Although the fund’s long positions fared relatively well, on average, in the constructive market environment, its short positions generally proved less successful during the reporting period. In the consumer staples sector, retailers Wal-Mart and Costco Wholesale reported better-than-expected earnings, driving their stock prices higher. Likewise, a variety of consumer discretionary holdings— including Domino’s Pizza, Ross Stores, Fiat Chrysler Automobiles, and Nike—issued positive earnings surprises. Short positions in U.S. financial companies Charles Schwab and M&T Bank, and Chinese financial institutions such as China Merchants Bank and CITIC Securities, also proved counterproductive.

Detractors among long positions included tobacco producer Philip Morris International, household products seller Edgewell Personal Care, European wireless carriers VEON and Vodafone Group, building materials manufacturer Sherwin-Williams, as well as financial companies Wells Fargo, American International Group, BNP Paribas, AXA, and Shinsei Bank.

The fund fared better in the industrials sector, where railroad operator CSX posted strong earnings, delivery company FedEx saw higher shipping volumes, and aircraft maker Airbus increased production and deliveries of new airplanes. Short positions in General Electric and United Parcel Service also boosted relative results among industrial companies. In the health care sector, Becton Dickinson benefited from the successful integration of a recent acquisition, and Bio-Rad Laboratories and Universal Health Services fared well in consolidating industries. The fund also made successful long security selections in the information technology and energy sectors.

Finding Opportunities in a Changing Market Environment

While corporate earnings growth has generally been strong, concerns over higher inflation and rising interest rates have triggered heightened market volatility and a rotation in market leadership. We expect the fund’s strategy to become more effective in this environment as an increase in two-way price action should result in an improved opportunity set for long/short stock picking. In May 2018, after the end of the reporting period, we adjusted the fund’s roster of subadvisers by eliminating short seller Longhorn Capital Partners, L.P., and adding market-neutral equity manager Gotham Asset Management, LLC.

May 15, 2018

4

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The HFRX Equity Hedge Index maintains positions, both long and short, in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI ACWI Index captures large- and mid-cap representation across Developed Market (DM) countries and Emerging Market (EM) countries. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold, or with respect to short positions in securities, closed, during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends on the ability to allocate effectively the fund’s assets among the subadvisers. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Manager-of-managers funds carry risks because each subadviser makes investment decisions independently, and it is possible that the investment styles of the subadvisers may not complement one another. As a result, the fund’s different exposures to a given stock, industry, sector, market capitalization, geographic area, or investment style could unintentionally be more or less than it would have been if the fund had a single adviser or investment strategy.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

The fund may use derivative instruments, such as options, futures, options on futures, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Long/Short Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$13.80	$17.73	$13.16	$12.67
Ending value (after expenses)	$995.20	$991.80	$996.00	$996.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$13.91	$17.86	$13.27	$12.77
Ending value (after expenses)	$1,010.96	$1,006.99	$1,011.60	$1,012.10

† Expenses are equal to the fund’s annualized expense ratio of 2.79% for Class A, 3.59 for Class C, 2.66% for Class I and 2.56% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 74.6%
Banks - 5.2%
ABN AMRO Group	61,587	[a]	1,909,775
Associated Banc-Corp	80,383		2,126,130
Bank of America	69,443	[b]	2,077,735
Dah Sing Financial Holdings	122,800	[b]	820,336
ICICI Bank, ADR	141,500	[b]	1,204,165
ING Groep	44,983		754,673
JB Financial Group	77,545		444,498
JPMorgan Chase & Co.	31,220	[b]	3,396,112
KBC Group	10,714		933,607
Regions Financial	79,337		1,483,602
Shinsei Bank	162,800	[b]	2,530,882
Wells Fargo & Co.	48,422		2,516,007
Western Alliance Bancorp	4,421	[c]	260,751
			20,458,273
Capital Goods - 8.1%
ABB	89,139		2,076,779
Airbus	32,891		3,853,117
Alfa Laval	28,849		715,802
CK Hutchison Holdings	96,000	[b]	1,133,819
Dalmia Bharat	23,893		1,060,694
Dover	20,185		1,871,149
Fosun International	910,000	[b]	1,929,778
Grasim Industries	62,110		1,012,671
HRG Group	6,375	[c]	71,655
KLX	2,029	[c]	158,729
Koninklijke Philips	64,784		2,734,832
Macnica Fuji Electronics Holdings	94,800		1,621,813
Nitta	35,900	[b]	1,366,265
Orbotech	6,979	[c]	407,713
Rheinmetall	7,060		923,469
Rockwell Collins	31,091	[b]	4,120,801
Sandvik	109,570		1,864,046
Shin Zu Shing	335,000		879,501
SKF, Cl. B	62,843		1,277,794
United Technologies	24,405		2,932,261
			32,012,688
Commercial & Professional Services - 2.2%
Ceridian HCM Holding	2,760	[c]	87,161
China Online Education Group, ADR	36,073	[c]	402,575
Four Seasons Education	78,400		533,120
HIS Markit	51,357	[c]	2,523,169

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 74.6% (continued)
Commercial & Professional Services - 2.2% (continued)
KAR Auction Services	7,700		400,323
Pitney Bowes	90,476		924,665
Secom	14,600	[b]	1,094,459
TriNet Group	50,565	[c]	2,611,682
			8,577,154
Consumer Durables & Apparel - 3.4%
adidas	3,194		785,350
Canada Goose Holdings	5,619	[c]	208,353
Cie Financiere Richemont	15,559		1,477,595
D.R. Horton	64,971		2,867,820
Moncler	14,391		649,190
Pandora	9,828		1,092,132
PVH	21,875	[b]	3,492,781
Sega Sammy Holdings	110,200	[b]	1,808,118
Toll Brothers	18,798		792,524
			13,173,863
Consumer Services - 1.1%
ILG	306		10,444
McDonald's	1,592		266,564
Tarena International, ADR	164,700	[b]	1,665,117
Vail Resorts	10,515	[b]	2,411,195
			4,353,320
Diversified Financials - 2.8%
Aditya Birla Capital	87,757	[c]	209,078
Affiliated Managers Group	7,055		1,163,087
Bajaj Holdings & Investment	52,516		2,122,233
Berkshire Hathaway, Cl. B	12,113	[b,c]	2,346,651
BrightSphere Investment Group	32,952		499,882
Discover Financial Services	14,087		1,003,699
Meritz Financial Group	109,025		1,418,887
Voya Financial	39,331		2,058,978
			10,822,495
Energy - 1.8%
BP, ADR	10,480		467,303
ConocoPhillips	6,799		445,335
EQT	39,970		2,006,094
Halliburton	9,296		492,595
McDermott International	2,474	[c]	16,328
Pioneer Natural Resources	4,583		923,704
Royal Dutch Shell, Cl. A, ADR	6,365		444,914
RSP Permian	17,874	[c]	886,729
Schlumberger	12,092		829,028

8

Description	Shares		Value ($)
Common Stocks - 74.6% (continued)
Energy - 1.8% (continued)
TechnipFMC	19,255		634,645
			7,146,675
Food, Beverage & Tobacco - 3.7%
Coca-Cola	22,694		980,608
Constellation Brands, Cl. A	8,639	[b]	2,014,010
Cott	135,595		1,939,008
J.M. Smucker	13,092		1,493,535
Nestle	7,986		617,390
Philip Morris International	35,910	[b]	2,944,620
Swedish Match	19,482		870,760
United Spirits	42,838	[c]	2,188,700
Wilmar International	617,600	[b]	1,510,975
			14,559,606
Health Care Equipment & Services - 6.0%
Aetna	219		39,212
Becton Dickinson & Co.	31,288	[b]	7,254,749
Boston Scientific	86,788	[b,c]	2,492,551
Danaher	26,065	[b]	2,614,841
Envision Healthcare	740	[c]	27,506
Humana	13,635	[b]	4,011,144
Universal Health Services, Cl. B	33,645	[b]	3,842,259
Zimmer Biomet Holdings	28,002	[b]	3,224,990
			23,507,252
Household & Personal Products - .6%
Beiersdorf	4,730		535,973
Edgewell Personal Care	40,640	[c]	1,790,192
			2,326,165
Insurance - 2.9%
Allianz	11,711		2,770,427
American International Group	63,640		3,563,840
Stewart Information Services	8,377		349,405
Swiss Life Holding	2,478	[c]	867,287
Validus Holdings	14,229		964,299
XL Group	38,430	[b]	2,136,324
Zurich Insurance Group	2,453		782,485
			11,434,067
Materials - 7.2%
Air Products & Chemicals	13,615	[b]	2,209,578
Akzo Nobel	15,245		1,372,333
BASF	8,752		909,257
DowDuPont	54,850		3,468,714
Fuji Seal International	40,200	[b]	1,487,663
Gerresheimer	12,084		983,505

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 74.6% (continued)
Materials - 7.2% (continued)
Koninklijke DSM	10,700		1,104,141
Monsanto	34,475	[b]	4,322,131
PPG Industries	7,492		793,253
Sherwin-Williams	20,514	[b]	7,542,177
Turquoise Hill Resources	576,000	[b,c]	1,710,720
W.R. Grace & Co.	36,240	[b]	2,480,266
			28,383,738
Media - 1.5%
DISH Network, Cl. A	12,255	[c]	411,155
Dish TV India, GDR	925,202	[b,c]	1,045,253
Kadokawa Dwango	89,000	[b]	918,957
Penn National Gaming	2,711	[c]	82,170
Time Warner	27,274		2,585,575
Tribune Media, Cl. A	7,230		273,222
World Wrestling Entertainment, Cl. A	10,561		420,222
			5,736,554
Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
Ablynx	13,520	[c]	728,841
Akorn	7,340	[c]	105,916
Allergan	35,533	[b]	5,459,645
AveXis	8,171	[c]	1,737,645
Glenmark Pharmaceuticals	154,211		1,306,268
Piramal Enterprises	29,400		1,139,401
Shire, ADR	10,246		1,633,520
Torrent Pharmaceuticals	65,588		1,363,089
			13,474,325
Real Estate - 1.3%
CK Asset Holdings	156,000	[b]	1,344,827
Far East Consortium International	1,411,910	[b]	805,796
Great Eagle Holdings	193,000	[b]	976,021
Sun Hung Kai Properties	72,000	[b]	1,155,836
Vonovia	18,726		939,120
			5,221,600
Retailing - 4.1%
AutoZone	4,740	[b,c]	2,960,225
CarMax	13,646	[c]	852,875
Hikari Tsushin	7,600	[b]	1,231,107
Hyundai Home Shopping Network	4,808		487,839
Lowe's	19,506		1,607,880
Luk Fook Holdings	255,000	[b]	1,066,040
Tiffany & Co.	63,966	[b]	6,577,624

10

Description	Shares		Value ($)
Common Stocks - 74.6% (continued)
Retailing - 4.1% (continued)
Xiabuxiabu Catering Management China Holdings	752,000	[a,b]	1,290,325
			16,073,915
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices	14,918		1,303,087
Broadcom	19,621		4,501,450
Cavium	49,872	[c]	3,740,899
Himax Technologies, ADR	55,883	[b]	381,122
Infineon Technologies	18,746		480,112
Microsemi	63,144	[b,c]	4,084,785
NXP Semiconductors	1,364	[c]	143,084
QUALCOMM	3,606		183,942
STMicroelectronics	113,374		2,471,782
			17,290,263
Software & Services - 4.4%
Chinasoft International	3,091,800	[b,c]	2,270,840
Cognizant Technology Solutions, Cl. A	15,100	[b]	1,235,482
Fuji Soft	40,100	[b]	1,552,018
International Business Machines	12,380		1,794,605
Microsoft	49,805		4,657,764
SAP	25,108		2,798,493
Temenos Group	3,580	[c]	449,514
Worldpay, Cl. A (Vantiv)	29,680	[c]	2,410,610
			17,169,326
Technology Hardware & Equipment - 3.3%
ARRIS International	25,136	[c]	678,672
DXC Technology	39,290	[b]	4,049,227
FLIR Systems	56,950		3,049,672
Genpact	36,200	[b]	1,154,418
Hexagon, Cl. B	12,785		736,206
Juniper Networks	15,817		388,940
Largan Precision	9,000		1,044,197
Samsung Electronics	594	[d]	1,473,807
Sinbon Electronics	137,000		362,646
			12,937,785
Telecommunication Services - 2.9%
AT&T	1,758		57,487
Ericsson, Cl. B	181,579		1,377,000
GDS Holdings, ADR	74,700	[c]	2,178,999
PLAY Communications	15,958	[a]	134,314
SoftBank Group	16,400	[b]	1,271,418
TDC	354,785	[c]	2,885,590
T-Mobile US	3,603	[c]	218,018

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 74.6% (continued)
Telecommunication Services - 2.9% (continued)
VEON			347,844		956,571
Zayo Group Holdings			60,545	[c]	2,197,783
					11,277,180
Transportation - 3.8%
CSX			122,460		7,272,900
FedEx			27,392	[b]	6,771,302
Old Dominion Freight Line			6,449		863,263
					14,907,465
Utilities - .5%
8Point3 Energy Partners LP			8,385		101,459
E.ON			72,845		796,600
Vectren			13,906		977,175
					1,875,234
Total Common Stocks (cost $274,596,934)					292,718,943
		Preferred Dividend Yield (%)
Preferred Stocks - .7%
Automobiles & Components - .7%
Volkswagen (cost $2,755,089)		2.28	13,101		2,713,015
			Principal Amount ($)
Bonds and Notes - .3%
Retailing - .3%
Rite Aid, Sr. Unscd. Notes, 6.13, 4/1/23 (cost $1,042,540)			1,034,000	[a]	1,057,265
Description/Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Value ($)
Options Purchased - .8%
Call Options - .7%
Aetna, Contracts 190, BTIG LLC	130	5/2018	2,470,000		950,000
Akorn, Contracts 21, Jefferies	20	9/2018	42,000		4,725
Akorn, Contracts 6, Nomura Securities	15	12/2018	9,000		2,640
AT&T, Contracts 26, Morgan Stanley Capital Services	37	5/2018	96,200		78
AT&T, Contracts 23, Jefferies	38	5/2018	87,400		69
AT&T, Contracts 64, Credit Suisse International	37	6/2018	236,800		576
CAVIUM Contracts 27, JP Morgan Chase Bank	80	6/2018	216,000		3,780
Cigna Contracts 16, Credit Suisse International	180	6/2018	288,000		5,280
International Paper Contracts 22, Goldman Sachs International	65	8/2018	143,000		121

12

Description/Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Value ($)	Value ($)
Options Purchased - .8% (continued)
Call Options - .7% (continued)
International Paper Contracts 22, Goldman Sachs International	60	7/2018	132,000	308
Microsemi Contracts 153, BTIG LLC	70	6/2018	1,071,000	1,530
Monsanto Contracts 26, Goldman Sachs International	120	7/2018	312,000	17,680
NXP Semiconductors, Contracts 483, Morgan Stanley Capital Services	70	5/2018	3,381,000	1,695,330
NXP Semiconductors, Contracts 32, JP Morgan Chase Bank	110	5/2018	352,000	4,160
NXP Semiconductors, Contracts 23, Jefferies	120	5/2018	276,000	632
NXP Semiconductors, Contracts 38, JP Morgan Chase Bank	110	6/2018	418,000	12,730
Qualcomm, Contracts 23, Credit Suisse International	55	6/2018	126,500	1,472
Qualcomm, Contracts 34, Morgan Stanley Capital Services	62.5	6/2018	212,500	272
Qualcomm, Contracts 63, Jefferies	62.5	5/2018	393,750	315
Qualcomm, Contracts 22, Morgan Stanley Capital Services	62.5	7/2018	137,500	528
Qualcomm, Contracts 58, Morgan Stanley Capital Services	55	7/2018	319,000	7,772
SPDR S&P 500 ETF, Contracts 13, Morgan Stanley Capital Services	277	5/2018	360,100	156
SPDR S&P 500 ETF, Contracts 9, Morgan Stanley Capital Services	275	6/2018	247,500	972
SPDR S&P 500 ETF, Contracts 31, Credit Suisse International	280	5/2018	868,000	186
SPDR S&P 500 ETF, Contracts 26, Credit Suisse International	279	5/2018	725,400	182
SPDR S&P 500 ETF, Contracts 21, Morgan Stanley Capital Services	276	6/2018	579,600	1,932
United Technologies, Contracts 38, Credit Suisse International	125	6/2018	475,000	4,864
				2,718,290
Put Options - .1%
AveXis Contracts 7, Credit Suisse International	150	5/2018	105,000	525
AveXis Contracts 348, JP Morgan Chase Bank	100	5/2018	3,480,000	1,740
CVS Health Contracts 25, Goldman Sachs International	65	6/2018	162,500	2,200
CVS Health Contracts 49, Goldman Sachs International	66.5	5/2018	325,850	3,430
Hong Kong Hang Seng Index,	25200		800	3,262

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description/Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Value ($)	Value ($)
Options Purchased - .8% (continued)
Put Options - .1% (continued)
NASDAQ 100 STOCK INDEX, Contracts 5, Morgan Stanley Capital Services	7,100	1/2019	3,550,000	319,025
NASDAQ 100 STOCK INDEX,	6300		500	38,350
NIKKEI 225, Contracts 16, Morgan Stanley Capital Services	21,000	12/2018	336,000,000	102,507
S&P 500 Index, Contracts 7, Wells Fargo	240	5/2018	168,000	1,190
S&P 500 Index, Contracts 7, Royal Bank of Canada	238	5/2018	166,600	805
S&P 500 Index,	2400		1,000	7,990
S&P 500 Index, Contracts 6, Goldman Sachs International	243	5/2018	145,800	1,278
S&P 500 Index, Contracts 7, Royal Bank of Canada	258	5/2018	180,600	8,540
S&P 500 Index, Contracts 7, Wells Fargo	260	5/2018	182,000	12,166
S&P 500 Index, Contracts 6, Goldman Sachs International	263	5/2018	157,800	14,460
Tesla Contracts 18, Morgan Stanley Capital Services	265	9/2018	477,000	44,820
Twenty -First Century Fox Contracts 13, Credit Suisse International	37	6/2018	48,100	1,983
Vaneck Vectors Semiconductor ETF, Contracts 12, Morgan Stanley Capital Services	97	5/2018	116,400	2,724
Vaneck Vectors Semiconductor ETF, Contracts 18, Credit Suisse International	93	6/2018	167,400	3,780
Vaneck Vectors Semiconductor ETF, Contracts 6, Credit Suisse International	100	6/2018	60,000	3,024
Vaneck Vectors Semiconductor ETF, Contracts 4, Morgan Stanley Capital Services	98	5/2018	39,200	1,108
Vaneck Vectors Semiconductor ETF, Contracts 7, Morgan Stanley Capital Services	99	5/2018	69,300	2,303
VMware, Contracts 6, Morgan Stanley Capital Services	120	5/2018	72,000	462
Xl Group Ltd (Bermuda) Contracts 69, JP Morgan Chase Bank	45	10/2018	310,500	4,140
Xl Group Ltd (Bermuda) Contracts 25, JP Morgan Chase Bank	45	7/2018	112,500	375
Xl Group Ltd (Bermuda) Contracts 6, JP Morgan Chase Bank	50	7/2018	30,000	192
				582,379
Total Options Purchased (cost $3,757,391)				3,300,669

14

Description	Current Yield (%)	Shares		Value ($)
Other Investment - 13.7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $53,910,650)	1.71	53,910,650	[e]	53,910,650
Total Investments (cost $336,062,604)		90.1%		353,700,542
Cash and Receivables (Net)		9.9%		38,900,343
Net Assets		100.0%		392,600,885

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

LP—Limited Partnership

SPDR—Standard & Poor's Depository Receipt

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $4,391,679 or 1.12% of net assets.

b Held by a broker as collateral for open short positions.

c Non-income producing security.

d The valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At April 30, 2018, the value of this security amounted to $1,473,807 or .38% of net assets.

e Investment in affiliated money market mutual fund.

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	13.7
Capital Goods	8.1
Materials	7.2
Health Care Equipment & Services	6.0
Banks	5.2
Semiconductors & Semiconductor Equipment	4.4
Software & Services	4.4
Retailing	4.4
Transportation	3.8
Food, Beverage & Tobacco	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.4
Consumer Durables & Apparel	3.4
Technology Hardware & Equipment	3.3
Insurance	2.9
Telecommunication Services	2.9
Diversified Financials	2.8
Commercial & Professional Services	2.2
Energy	1.8
Media	1.5
Real Estate	1.3
Consumer Services	1.1
Options Purchased	.8
Automobiles & Components	.7
Household & Personal Products	.6
Utilities	.5
90.1

† Based on net assets.

See notes to financial statements.

16

STATEMENT OF SECURITIES SOLD SHORT

April 30, 2018 (Unaudited)

Common Stocks - 26.0%	Shares	Value ($)
Automobiles & Components - 1.0%
Autoliv	5,335	715,157
Magna International	16,639	981,701
Philips Lighting	26,600	808,344
Tesla	3,556	1,045,108
Yokohama Rubber	20,200	475,835
		4,026,145
Banks - 1.4%
Fulton Financial	61,090	1,032,421
Hang Seng Bank	21,900	553,981
National Bank of Canada	41,330	1,962,930
State Bank of India	20,765	728,436
The Chiba Bank	165,000	1,329,620
		5,607,388
Capital Goods - 2.6%
Boeing	2,970	990,673
DMG Mori	26,800	501,428
General Cable	14,837	439,917
General Dynamics	3,680	740,821
Hitachi Construction Machinery	17,100	620,729
IHI	14,800	485,428
Kennametal	37,570	1,369,426
Lennox International	6,450	1,247,236
PACCAR	18,810	1,197,633
The Middleby	8,000	1,006,720
United Technologies	4,173	501,386
Vestas Wind Systems	18,145	1,172,183
		10,273,580
Commercial & Professional Services - .7%
Nielsen Holdings	31,535	991,776
Robert Half International	26,524	1,611,333
		2,603,109
Consumer Durables & Apparel - .9%
Electrolux, Cl. B	20,237	531,999
Ralph Lauren	6,795	746,431
VF	13,650	1,103,875
Whirlpool	6,480	1,004,076
		3,386,381
Consumer Services - .6%
Domino's Pizza	2,129	514,643
Marriott Vacations Worldwide	53	6,498
Starbucks	34,560	1,989,619

17

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.0% (continued)	Shares	Value ($)
Consumer Services - .6% (continued)
		2,510,760
Energy - .4%
Concho Resources	5,715	898,455
Range Resources	53,330	738,621
		1,637,076
Exchange-Traded Funds - 6.5%
Consumer Discretionary Select Sector SPDR Fund	15,748	1,633,068
Consumer Staples Select Sector SPDR Fund	28,374	1,431,468
Health Care Select Sector SPDR Fund	11,308	930,196
Industrial Select Sector SPDR Fund	15,470	1,117,243
iShares MSCI Hong Kong ETF	82,000	2,108,220
iShares MSCI Indonesia ETF	28,623	725,879
iShares MSCI Philippines ETF	33,400	1,129,254
iShares Russell 1000 ETF	23,037	3,391,968
SPDR S&P 500 ETF Trust	26,251	6,943,652
Technology Select Sector SPDR Fund	91,692	6,002,158
VanEck Vectors Semiconductor ETF	1,522	147,878
		25,560,984
Food & Staples Retailing - .8%
CVS Health	16,158	1,128,313
FamilyMart UNY Holdings	9,900	961,790
Wal-Mart Stores	13,042	1,153,695
		3,243,798
Food, Beverage & Tobacco - 1.6%
Campbell Soup	27,825	1,134,703
Flowers Foods	47,660	1,077,593
General Mills	22,275	974,309
Hormel Foods	29,788	1,079,815
JM Smucker	13,047	1,488,402
Maruha Nichiro	14,100	474,993
		6,229,815
Health Care Equipment & Services - .8%
Cardinal Health	15,660	1,004,902
Cigna	6,200	1,065,284
Hologic	25,660	995,351
		3,065,537
Household & Personal Products - .2%
Clorox	5,675	665,110
Spectrum Brands Holdings	1,023	73,758
		738,868
Insurance - .1%
FNF Group	4,898	180,393
Materials - 1.1%
Armstrong World Industries	17,714	991,984

18

Common Stocks - 26.0% (continued)	Shares		Value ($)
Materials - 1.1% (continued)
CSR	87,704		371,039
LyondellBasell Industries, Cl. A	14,080		1,488,678
Scotts Miracle-Gro	14,640		1,223,611
			4,075,312
Media - .8%
Omnicom Group	19,925		1,467,675
Pinnacle Entertainment	6,466		207,688
Publicis Group	19,675		1,470,499
Sinclair Broadcast Group, Cl. A	1,662		47,118
			3,192,980
Pharmaceuticals, Biotechnology & Life Sciences - .5%
Roche Holding	7,365		1,634,012
Takeda Pharmaceutical Company	6,600		277,462
			1,911,474
Real Estate - .5%
CubeSmart	17,580	[a]	517,555
Daito Trust Construction	2,900		488,022
Realty Income	19,750		997,573
			2,003,150
Retailing - 1.7%
Abercrombie & Fitch	37,001		947,966
American Eagle Outfitters	48,025		993,157
Dollar General	10,762		1,038,856
Gap	33,676		984,686
Home Depot	7,232		1,336,474
The Children's Place	5,980		762,749
Tractor Supply	8,113		551,684
			6,615,572
Semiconductors & Semiconductor Equipment - 1.0%
KLA-Tencor	1,744		177,435
Marvell Technology Group	99,859		2,003,172
Maxar Technologies	10,705		485,044
Qorvo	20,075		1,353,055
			4,018,706
Software & Services - .5%
Accenture, Cl. A	10,198		1,541,938
NTT Data	38,800		418,068
			1,960,006
Technology Hardware & Equipment - .8%
Apple	15,283		2,525,669
Brother Industries	31,000		665,294
			3,190,963
Telecommunication Services - .1%
KDDI	15,400		413,422

19

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 26.0% (continued)	Shares	Value ($)
Transportation - .6%
Keikyu	34,500	633,038
Kintetsu Group	27,100	1,103,865
Landstar System	4,745	482,329
		2,219,232
Utilities - .8%
CGN Power	5,016,000	1,365,604
HK Electric Investments and HK Electric Investments	1,117,500	1,038,580
Rexnord	17,875	491,741
SCANA	531	19,525
		2,915,450
Total Securities Sold Short (proceeds $99,474,003)		101,580,101

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Investment in real estate investment trust.

Portfolio Summary (Unaudited) †	Value (%)
Exchange-Traded Funds	6.5
Capital Goods	2.6
Retailing	1.7
Food, Beverage & Tobacco	1.6
Banks	1.4
Materials	1.1
Automobiles & Components	1.0
Semiconductors & Semiconductor Equipment	1.0
Consumer Durables & Apparel	.9
Food & Staples Retailing	.8
Media	.8
Technology Hardware & Equipment	.8
Health Care Equipment & Services	.8
Utilities	.8
Commercial & Professional Services	.7
Consumer Services	.6
Transportation	.6
Real Estate	.5
Software & Services	.5
Pharmaceuticals, Biotechnology & Life Sciences	.5
Energy	.4
Household & Personal Products	.2
Telecommunication Services	.1
Insurance	.1
26.0

† Based on net assets.

See notes to financial statements.

20

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17($)	Purchases($)	Sales($)	Value 4/30/18($)	Net Assets(%)	Dividends/ Distributions($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	94,668,842	148,480,045	189,238,237	53,910,650	13.7	431,903

See notes to financial statements.

21

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
Amsterdam Exchange Index	11	5/2018	(1,451,123)[a]	(1,469,031)	(17,908)
CAC 40 10 Euro	94	5/2018	(6,029,455)[a]	(6,212,634)	(183,179)
DAX	8	6/2018	(2,999,025)[a]	(3,045,804)	(46,779)
DJ Euro Stoxx 50	373	6/2018	(15,126,574)[a]	(15,648,082)	(521,508)
FTSE 100	30	6/2018	(2,941,508)[a]	(3,081,074)	(139,566)
OMX Stockholm 30 Index	94	5/2018	(1,657,782)[a]	(1,679,980)	(22,198)
Gross Unrealized Depreciation				(931,138)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

22

STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	Value ($)
Call Options:
Cigna June 2018 @ 195	Credit Suisse International	16	312,000	(648)
Monsanto May 2018 @ 120	Goldman Sachs International	26	312,000	(15,860)
Put Options:
S&P 500 Index, May 2018 @ 2,480	Royal Bank of Canada	14	3,472,000	(4,900)
S&P 500 Index, May 2018 @ 2,500	Wells Fargo	14	3,500,000	(6,020)
S&P 500 Index, May 2018 @ 2,530	Goldman Sachs International	12	3,036,000	(7,860)
Vaneck Vectors Semiconductor ETF, May 2018 @ 91	Credit Suisse International	15	136,500	(960)
Vaneck Vectors Semiconductor ETF, May 2018 @ 92	Credit Suisse International	6	55,200	(480)
Vaneck Vectors Semiconductor ETF, June 2018 @ 82	Credit Suisse International	18	147,600	(810)
Vaneck Vectors Semiconductor ETF, June 2018 @ 90	Credit Suisse International	6	54,000	(840)
VMware, May 2018 @ 110	Morgan Stanley Capital Services	5	55,000	(100)
Total Options Written (premiums received $47,009)				(38,478)

See notes to financial statements.

23

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley Capital Services
Canadian Dollar	900,000	United States Dollar	704,443	6/15/18	(2,720)
Swiss Franc	3,216,000	United States Dollar	3,322,142	5/16/18	(72,374)
Swiss Franc	1,700,000	United States Dollar	1,784,487	6/15/18	(62,006)
Swiss Franc	2,073,000	United States Dollar	2,170,845	5/15/19	(2,460)
Euro	400,767	United States Dollar	485,384	5/2/18	(1,419)
Euro	15,420,000	United States Dollar	19,095,049	5/16/18	(451,601)
Euro	207,000	United States Dollar	257,558	6/20/18	(6,581)
Euro	5,395,000	United States Dollar	6,792,060	5/15/19	(62,065)
British Pound	1,055,000	United States Dollar	1,502,685	5/16/18	(49,167)
Norwegian Krone	11,389,000	United States Dollar	1,470,877	5/16/18	(50,399)
Norwegian Krone	11,389,000	United States Dollar	1,463,598	5/15/19	(20,041)
Polish Zloty	1,474,000	United States Dollar	431,623	6/20/18	(11,320)
Swedish Krona	10,918,924	United States Dollar	1,248,219	5/3/18	(1,290)
Swedish Krona	28,472,000	United States Dollar	3,396,964	5/16/18	(141,362)
Swedish Krona	5,307,000	United States Dollar	643,524	6/20/18	(35,002)
Swedish Krona	8,161,000	United States Dollar	990,705	5/15/19	(26,707)
United States Dollar	2,125,884	Swiss Franc	2,104,009	5/3/18	2,767
United States Dollar	3,349,877	Swiss Franc	3,216,000	5/16/18	100,109
United States Dollar	8,867,913	Swiss Franc	8,356,000	5/15/19	127,428
United States Dollar	6,500,000	Chinese Yuan Renminbi	41,416,700	4/17/19	36,540
United States Dollar	917,430	Danish Krone	5,355,000	5/15/19	19,884
United States Dollar	3,419,827	Euro	2,827,939	5/3/18	4,813
United States Dollar	19,055,517	Euro	15,420,000	5/16/18	412,069
United States Dollar	800,372	Euro	650,000	6/15/18	12,604

24

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Morgan Stanley Capital Services (continued)
United States Dollar	4,750,224	Euro	3,841,000	6/20/18	93,213
United States Dollar	22,568,329	Euro	17,718,000	5/15/19	466,001
United States Dollar	564,822	British Pound	400,000	5/16/18	13,725
United States Dollar	6,450,211	Indian Rupee	429,455,000	10/17/18	133,535
United States Dollar	36,009	Norwegian Krone	288,388	5/3/18	61
United States Dollar	1,463,889	Norwegian Krone	11,389,000	5/16/18	43,411
United States Dollar	1,492,171	Norwegian Krone	11,389,000	5/15/19	48,615
United States Dollar	580,772	Polish Zloty	1,989,000	6/20/18	13,620
United States Dollar	318,219	Swedish Krona	2,761,975	5/2/18	2,804
United States Dollar	3,393,483	Swedish Krona	28,472,000	5/16/18	137,881
United States Dollar	7,763,014	Swedish Krona	64,339,000	5/15/19	163,126
Gross Unrealized Appreciation					1,832,206
Gross Unrealized Depreciation					(996,514)

See notes to financial statements.

25

STATEMENT OF SWAP AGREEMENTS

April 30, 2018 (Unaudited)

OTC Total Return Swaps

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Sky	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	2/25/2019	77,875	5,594
CRH	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	11/19/2018	725,473	35,272
Carnival	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	11/19/2018	1,494,305	36,784
Bouygues	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	1,440,406	21,538
Airbus Group	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	2,237,295	26,306
L'Oreal SA	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	1,821,405	90,392
LVMH Moet Hennessy Louis Vuitton	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	2,275,582	69,874
CRH	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	893,683	41,826
Schneider Electric	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	2,290,208	(7,406)
Bankinter SA	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	911,908	(41,493)
Kering	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	577,731	154,277
Banco Comercial Portugues	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	530,575	2,944
Accor	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	1,432,906	45,416

26

Eurofins Scientific	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	986,627	(58,532)
AXA	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	594,480	68,712
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Essilor International Cie Generale d'Optique	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	932,574	20,185
Smith & Nephew	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	11/19/2018	518,407	84,730
Weir Group	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	11/19/2018	494,228	(15,242)
ACS Actividades de Construccion	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	1,725,010	28,972
Eiffage	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	1,619,393	123,166
ADP	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	598,017	75,316
Mondi	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	11/19/2018	931,993	35,447
Whitbread	Sonia Overnight Deposit rate-1 Day rate	Goldman Sachs International	11/19/2018	707,751	17,669
Ubisoft Entertainment	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	953,379	119,803
Smurfit Kappa Group	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	665,584	(20,514)
Vinci	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	2,270,523	2,106
Ocado Group	Sonia Overnight Deposit rate-1 Day rate	Morgan Stanley Capital Services	11/19/2018	725,563	5,672
Tele2	Stockholm Interbank 1 Week rate	Morgan Stanley Capital Services	2/13/2020	682,222	12,827
Euronext NV	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	828,308	28,166

27

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

TechnipFMC	EMMI Euro Overnight Index-1 Day rate	Morgan Stanley Capital Services	11/19/2018	648,934	1,047
Stockholm Interbank 1 Week rate	Com Hem Holding	Morgan Stanley Capital Services	2/13/2020	917,753	(12,081)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
None	Taiwan Stock Exchange Future	Morgan Stanley Capital Services	5/22/2019	3,191,576	95,036
U.S. Federal Funds-1 Day rate	MSCI Daily TR Gross Emerging Market	Morgan Stanley Capital Services	5/22/2019	848,006	(224,992)
None	SGX MSCI Indonesia Future	Morgan Stanley Capital Services	5/22/2019	3,242,059	125,559
U.S. Federal Funds-1 Day rate	Custom Thai Banks	Morgan Stanley Capital Services	5/22/2019	822,366	(46,192)
U.S. Federal Funds-1 Day rate	Straits Times Index	Morgan Stanley Capital Services	5/22/2019	703,900	(115,265)
Shire	U.S. Federal Funds-1 Day rate	Morgan Stanley Capital Services	4/27/2020	1,022,404	(13,830)

Gross Unrealized Appreciation					1,374,636
Gross Unrealized Depreciation					(555,547)

See notes to financial statements.

28

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	282,151,954	299,789,892
Affiliated issuers	53,910,650	53,910,650
Cash		2,194,517
Cash denominated in foreign currency	6,246,767	6,215,834
Receivable from brokers for proceeds on securities sold short—Note 4		99,474,003
Cash collateral held by broker—Note 4		36,535,510
Receivable for investment securities sold		10,906,455
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,832,206
Unrealized appreciation on swap agreements—Note 4		1,374,636
Dividends and interest receivable		617,317
Receivable from broker for swap agreements—Note 4		228,387
Due from broker		96,031
Receivable for shares of Common Stock subscribed		72,250
Prepaid expenses		45,612
		513,293,300
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		639,490
Securities sold short, at value (proceeds $99,474,003)—Note 4		101,580,101
Payable for investment securities purchased		15,949,010
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		996,514
Unrealized depreciation on swap agreements—Note 4		555,547
Payable for shares of Common Stock redeemed		463,642
Payable for futures variation margin—Note 4		244,639
Payable for dividends on securities sold short		152,470
Outstanding options written, at value (premiums received $47,009)—Note 4		38,478
Accrued expenses		72,524
		120,692,415
Net Assets ($)		392,600,885
Composition of Net Assets ($):
Paid-in capital		379,133,189
Accumulated investment (loss)—net		(7,971,836)
Accumulated net realized gain (loss) on investments		5,620,142
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap agreements, securities sold short and foreign currency transactions [including ($931,138) net unrealized (depreciation) on futures]		15,819,390
Net Assets ($)		392,600,885

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	140,301	132,615	1,449,754	390,878,215
Shares Outstanding	11,231	10,941	114,569	30,874,376
Net Asset Value Per Share ($)	12.49	12.12	12.65	12.66

See notes to financial statements.

29

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $126,294 foreign taxes withheld at source):
Unaffiliated issuers	2,144,628
Affiliated issuers	431,903
Interest	534,825
Total Income	3,111,356
Expenses:
Management fee—Note 3(a)	4,254,008
Dividends on securities sold short	1,257,902
Custodian fees—Note 3(c)	70,403
Professional fees	34,441
Registration fees	29,612
Directors’ fees and expenses—Note 3(d)	15,004
Loan commitment fees—Note 2	4,683
Prospectus and shareholders’ reports	1,037
Shareholder servicing costs—Note 3(c)	851
Distribution fees—Note 3(b)	450
Miscellaneous	46,896
Total Expenses	5,715,287
Less—reduction in expenses due to undertaking—Note 3(a)	(253,995)
Less—reduction in fees due to earnings credits—Note 3(c)	(33,477)
Net Expenses	5,427,815
Investment (Loss)—Net	(2,316,459)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	17,374,474
Short sale transactions	(8,670,638)
Net realized gain (loss) on options transactions	(213,311)
Net realized gain (loss) on futures	401,309
Net realized gain (loss) on swap agreements	922,304
Net realized gain (loss) on forward foreign currency exchange contracts	(389,422)
Net Realized Gain (Loss)	9,424,716
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(5,859,648)
Net unrealized appreciation (depreciation) on options transactions	57,668
Net unrealized appreciation (depreciation) on futures	45,962
Net unrealized appreciation (depreciation) on swap agreements	(74,607)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	107,286
Net unrealized appreciation (depreciation) on securities sold short	(2,106,098)
Net Unrealized Appreciation (Depreciation)	(7,829,437)
Net Realized and Unrealized Gain (Loss) on Investments	1,595,279
Net (Decrease) in Net Assets Resulting from Operations	(721,180)

See notes to financial statements.

30

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment (loss)—net	(2,316,459)	(7,428,896)
Net realized gain (loss) on investments	9,424,716	22,894,351
Net unrealized appreciation (depreciation) on investments	(7,829,437)	6,419,679
Net Increase (Decrease) in Net Assets Resulting from Operations	(721,180)	21,885,134
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	(1,817)	-
Class C	(1,103)	-
Class I	(9,651)	-
Class Y	(4,249,691)	-
Total Distributions	(4,262,262)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	-	86,167
Class C	20,658	14,994
Class I	1,143,931	2,158,165
Class Y	31,325,492	111,263,645
Distributions reinvested:
Class A	862	-
Class C	147	-
Class I	6,248	-
Class Y	2,535,314	-
Cost of shares redeemed:
Class A	(76,809)	(163,244)
Class C	-	(9,334)
Class I	(522,611)	(1,760,039)
Class Y	(100,657,178)	(93,046,050)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(66,223,946)	18,544,304
Total Increase (Decrease) in Net Assets	(71,207,388)	40,429,438
Net Assets ($):
Beginning of Period	463,808,273	423,378,835
End of Period	392,600,885	463,808,273
Accumulated investment (loss)—net	(7,971,836)	(5,655,377)

31

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	-	6,963
Shares issued for distributions reinvested	69	-
Shares redeemed	(6,018)	(13,239)
Net Increase (Decrease) in Shares Outstanding	(5,949)	(6,276)
Class C
Shares sold	1,698	1,231
Shares issued for distributions reinvested	12	-
Shares redeemed	-	(771)
Net Increase (Decrease) in Shares Outstanding	1,710	460
Class Ia
Shares sold	90,108	173,575
Shares issued for distributions reinvested	494	-
Shares redeemed	(41,513)	(140,995)
Net Increase (Decrease) in Shares Outstanding	49,089	32,580
Class Ya
Shares sold	2,458,051	8,873,100
Shares issued for distributions reinvested	200,262	-
Shares redeemed	(7,854,247)	(7,459,780)
Net Increase (Decrease) in Shares Outstanding	(5,195,934)	1,413,320

[a]

During the period ended April 30, 2018, 85,809 Class Y shares representing $1,089,137 were exchanged for 85,863 Class I shares and during the period ended October 31, 2017, 143,252 Class Y shares representing $1,781,761 were exchanged for 143,344 Class I shares and 12,950 Class A shares representing $159,725 were exchanged for 12,836 Class I shares.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.67	12.09	12.32	12.20	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.24)	(.22)	(.27)	(.16)
Net realized and unrealized gain (loss) on investments	.02	.82	(.01)[c]	.39	(.14)
Total from Investment Operations	(.06)	.58	(.23)	.12	(.30)
Distributions:
Dividends from net realized gain on investments	(.12)	-	-	-	-
Net asset value, end of period	12.49	12.67	12.09	12.32	12.20
Total Return (%)[d]	(.48)[e]	4.80	(1.87)	.98	(2.40)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.20[f]	3.39	3.41	3.16	3.14[f]
Ratio of net expenses to average net assets	2.79[f]	3.07	3.29	3.16	3.10[f]
Ratio of net investment (loss) to average net assets	(1.35)[f]	(1.96)	(1.84)	(2.21)	(2.26)[f]
Portfolio Turnover Rate	168.54[e]	369.32	369.03	524.89	312.91[e]
Net Assets, end of period ($ x 1,000)	140	218	284	304	220

a From March 31, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.35	11.85	12.17	12.15	12.50
Investment Operations:
Investment (loss)—net[b]	(.13)	(.33)	(.31)	(.37)	(.21)
Net realized and unrealized gain (loss) on investments	.02	.83	(.01)[c]	.39	(.14)
Total from Investment Operations	(.11)	.50	(.32)	.02	(.35)
Distributions:
Dividends from net realized gain on investments	(.12)	-	-	-	-
Net asset value, end of period	12.12	12.35	11.85	12.17	12.15
Total Return (%)[d]	(.82)[e]	4.14	(2.63)	.17	(2.80)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.80[f]	4.13	4.17	3.96	3.87[f]
Ratio of net expenses to average net assets	3.59[f]	3.83	4.05	3.96	3.77[f]
Ratio of net investment (loss) to average net assets	(2.08)[f]	(2.71)	(2.60)	(3.03)	(2.97)[f]
Portfolio Turnover Rate	168.54[e]	369.32	369.03	524.89	312.91[e]
Net Assets, end of period ($ x 1,000)	133	114	104	116	107

a From March 31, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

34

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.82	12.18	12.38	12.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.20)	(.19)	(.23)	(.14)
Net realized and unrealized gain (loss) on investments	.02	.84	(.01)[c]	.39	(.14)
Total from Investment Operations	(.05)	.64	(.20)	.16	(.28)
Distributions:
Dividends from net realized gain on investments	(.12)	-	-	-	-
Net asset value, end of period	12.65	12.82	12.18	12.38	12.22
Total Return (%)	(.40)[d]	5.26	(1.62)	1.31	(2.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.88[e]	3.07	3.13	2.90	2.87[e]
Ratio of net expenses to average net assets	2.66[e]	2.81	3.02	2.90	2.77[e]
Ratio of net investment (loss) to average net assets	(1.10)[e]	(1.64)	(1.52)	(1.83)	(1.96)[e]
Portfolio Turnover Rate	168.54[d]	369.32	369.03	524.89	312.91[d]
Net Assets, end of period ($ x 1,000)	1,450	839	401	355	98

a From March 31, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e Annualized.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.83	12.19	12.39	12.23	12.50
Investment Operations:
Investment (loss)—net[b]	(.07)	(.21)	(.19)	(.23)	(.15)
Net realized and unrealized gain (loss) on investments	.02	.85	(.01)[c]	.39	(.12)
Total from Investment Operations	(.05)	.64	(.20)	.16	(.27)
Distributions:
Dividends from net realized gain on investments	(.12)	-	-	-	-
Net asset value, end of period	12.66	12.83	12.19	12.39	12.23
Total Return (%)	(.40)[d]	5.25	(1.62)	1.31	(2.16)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.69[e]	2.99	3.05	2.80	2.75[e]
Ratio of net expenses to average net assets	2.56[e]	2.83	2.98	2.80	2.75[e]
Ratio of net investment (loss) to average net assets	(1.09)[e]	(1.70)	(1.55)	(1.88)	(1.96)[e]
Portfolio Turnover Rate	168.54[d]	369.32	369.03	524.89	312.91[d]
Net Assets, end of period ($ x 1,000)	390,878	462,637	422,590	319,481	289,600

a From March 31, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the portfolio investments.

d Not annualized.

e Annualized.

See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Long/Short Fund (the “fund”) is a separate non-diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Sirios Capital Management, L.P. (“Sirios”), Ramius Advisors, LLC (“Ramius”), Three Bridges Capital, LP (“Three Bridges”), Cramer Rosenthal McGlynn, LLC (“CRM”), Dalton Investments LLC (“Dalton”) and Gotham Asset Management, LLC (“Gotham”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio. Effective May 14, 2018, the Company’s Board of Directors (the “Board”) approved a new sub-investment advisory agreement with Gotham.

Effective May 12, 2018, the sub-investment advisory agreement between Dreyfus and Longhorn Capital Partners, L.P. was terminated.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C and 8,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

38

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by an independent pricing service (the “Service”). Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest

40

rates and are generally categorized within Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	1,057,265	-	1,057,265
Equity Securities – Domestic Common Stocks†	184,618,861	-	-	184,618,861
Equity Securities – Foreign Common Stocks†	16,739,986	91,360,096††	-	108,100,082
Equity Securities – Foreign Preferred Stocks†	-	2,713,015††	-	2,713,015
Registered Investment Company	53,910,650	-	-	53,910,650
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	1,832,206	-	1,832,206
Options Purchased	3,300,669	-	-	3,300,669
Swaps††	-	1,374,636	-	1,374,636
Liabilities ($)
Other Financial Instruments:
Futures††	(931,138)	-	-	(931,138)
Forward Foreign Currency Exchange Contracts†††	-	(996,514)	-	(996,514)
Options Written	(38,478)	-	-	(38,478)
Swaps††	-	(555,547)	-	(555,547)
Securities Sold Short:
Equity Securities – Domestic Common Stock††††	(55,532,514)	-	-	(55,532,514)
Equity Securities – Foreign Common Stock††††	-	(20,486,603)††	-	(20,486,603)
Exchange-Traded Funds††††	(25,560,984)	-	-	(25,560,984)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

†††† See Statement of Securities Sold Short for additional detailed classifications.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2018, the amount of securities transferred between levels equals fair value of exchange traded equity securities reported as Level 2 in the table above. At October 31, 2017, there were no transfer between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2018, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 12,845,626 Class Y shares representing approximately 25% of the fund’s net assets.

(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by

42

capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 2.00% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from November 1, 2017 through March 1, 2018, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of none of classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, dividend and interest expenses on securities sold short, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeded 2.00% of the value of the fund’s average daily net assets. Dreyfus has contractually agreed, from

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

March 2, 2018 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of classes (excluding certain expenses as described above) exceed 1.90% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $253,995 during the period ended April 30, 2018.

Pursuant to a Portfolio Allocation Management Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreement between Dreyfus and Sirios, Ramius, Three Bridges, CRM, Dalton and Gotham, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays each sub-investment advisor a monthly fee at an annual percentage of the value of the fund’s average daily net assets allocated to the respective sub-investment advisor. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $450 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily

44

net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $214 and $150, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $655 for transfer agency services and $23 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $23.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $70,403 pursuant to the custody agreement. These fees were partially offset by earnings credits of $33,454.

During the period ended April 30, 2018, the fund was charged $13,932 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $647,115, Distribution Plan fees $82, Shareholder Services Plan fees $56, custodian fees $72,000, Chief Compliance Officer fees $9,270 and transfer agency fees $218, which are offset against an expense reimbursement currently in effect in the amount of $89,251.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, futures, options transactions, forward contracts and swap agreements, during the period ended April 30, 2018 were as follows:

	Purchases ($)	Sales ($)
Long transactions	506,192,873	524,698,042
Short sale transactions	259,503,735	211,511,734
Total	763,696,608	736,209,776

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2018 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC

46

derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of of equities or as a substitute for an investment. The fund is subject to market risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of

48

changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Total return swaps at April 30, 2018 are set forth in the Statement of Swap Agreements.

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Equity risk	4,675,305	[1,2]	Equity risk	(1,525,163)	[1,3,4]
Foreign exchange risk	1,832,206	[5]	Foreign exchange risk	(996,514)	[5]
Gross fair value of derivative contracts	6,507,511			(2,521,677)

Statement of Assets and Liabilities location:
[1]Unrealized appreciation (depreciation) on swap agreements.
[2]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[4]Outstanding options written, at value.
[5]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Equity	401,309		(213,311)		-		922,304		1,110,302
Foreign exchange	-		-		(389,422)		-		(389,422)
Total	401,309		(213,311)		(389,422)		922,304		720,880

50

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Equity	45,962		57,668		-		(74,607)		29,023
Foreign exchange	-		-		107,286		-		107,286
Total	45,962		57,668		107,286		(74,607)		136,309

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	-	(931,138)
Options	3,300,669	(38,478)
Forward contracts	1,832,206	(996,514)
Swaps	1,374,636	(555,547)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	6,507,511	(2,521,677)
Derivatives not subject to
Master Agreements	(3,300,669)	969,616
Total gross amount of assets
and liabilities subject to
Master Agreements	3,206,842	(1,552,061)

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Goldman Sachs International	17,669		-	(17,669)		-
Morgan Stanley Capital Services	3,189,173		(1,552,061)	(1,637,112)		-
Total	3,206,842		(1,552,061)	(1,654,781)		-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Morgan Stanley Capital Services	(1,552,061)		1,552,061	-		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	30,632,065
Equity options contracts	2,607,019
Forward contracts	83,831,820

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2018:

Average Notional Value ($)
Equity total return swap agreements	58,219,496

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $18,370,112, consisting of $32,311,002

52

gross unrealized appreciation and $13,940,890 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Management Agreement”); (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending subadvisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each subadviser, monitoring and evaluating the performance of the subadvisers, and recommending whether a subadviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements (collectively with the Management Agreement and the Allocation Agreement, the “Agreements”) with Cramer Rosenthal McGlynn, LLC, Ramius Advisors, LLC, Sirios Capital Management, L.P. and Three Bridges Capital, LP (collectively, the “Subadvisers”), pursuant to which each Subadviser serves as a sub-investment adviser and provides day-to-day management of a portion of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the fund (“Independent Directors”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus, EACM and the Subadvisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over EACM and the Subadvisers, and EACM’s evaluations and recommendations to Dreyfus regarding the

54

Subadvisers and EACM’s supervisory activities over the Subadvisers. The Board also considered the Subadvisers’ brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (“Performance Group 1”) and with a broader group of funds (“Performance Universe 1”), with each group consisting of funds from the same Lipper category as that of the fund, all for various periods ended December 31, 2017, (2) at the request of Dreyfus, the fund’s performance with the performance of a group of long/short, multi-manager funds (“Performance Group 2”) and with a broader group of long/short, multi-manager funds (“Performance Universe 2”), all for the various periods ended December 31, 2017, and (3) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds identical to Performance Group 1 (“Expense Group 1”) and Performance Group 2 (“Expense Group 2”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universes and the Expense Group and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below each Performance Group and Performance Universe median except for the three-year period when it was at the Performance Group 2 median (middle of three funds in Performance Group 2, including the fund). It was noted that the fund only had three full years of operations. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index showing that the fund’s return was higher than the return of the index in one of the three years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above each Expense Group median and the fund’s actual management fee and total expenses were above each Expense Group median and the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed, until March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 2.00% of the fund’s average daily net assets. The Board and Dreyfus

55

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

representatives agreed that, effective March 1, 2018, Dreyfus would contractually agree to waive receipt of its fees and/or assume the direct expenses of the fund so that direct expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.90% of the fund’s average daily net assets, until March 1, 2019, at which time Dreyfus could terminate the expense waiver at any time.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadvisers or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to EACM and to each Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by EACM, each Subadviser and Dreyfus. The Board also reviewed and considered the individual performance of each Subadviser as to the portion of the fund’s assets under its management. The Board also took into consideration that EACM’s and each Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus, EACM and the Subadvisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and the Subadvisers pursuant to the respective Agreements, the Board did not consider EACM’s or any Subadviser’s profitability to be relevant to its deliberations.

56

Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and each Subadviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus, EACM and the Subadvisers are adequate and appropriate.

• The Board was concerned with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus, EACM and the Subadvisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, EACM and the Subadvisers, of the fund and the services provided to the fund by Dreyfus, EACM and the Subadvisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus

57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

************

At a meeting of the fund’s Board of Directors held on April 25-26, 2018 (the “Meeting”), Dreyfus and EACM recommended the appointment of Gotham Asset Management, LLC (“Gotham” or the “New Subadviser”) to serve as new subadviser for the fund. The recommendation of the New Subadviser was based on, among other information, EACM’s review and due diligence report relating to the New Subadviser and its investment advisory services. In the opinion of Dreyfus and EACM, the proposed allocation to the New Subadviser of a portion of the fund’s assets would allow the New Subadviser to effectively complement the fund’s five other subadvisers (Cramer Rosenthal McGlynn, LLC, Dalton Investments LLC, Ramius Advisors, LLC, Sirios Capital Management, L.P. and Three Bridges Capital, LP) and increase portfolio diversification. The target percentage of the fund’s assets to be allocated to the New Subadviser will occur over time.

At the Meeting, the Board, including a majority of the Independent Directors, considered and approved a Sub-Investment Advisory Agreement between Dreyfus and the New Subadviser pursuant to which the New Subadviser would provide day-to-day management of a portion of the fund’s investments (the “New Sub-Advisory Agreement”). In determining whether to approve the New Sub-Advisory Agreement, the Board considered the due diligence materials prepared by EACM and other information, which included: (i) a copy of the New Sub-Advisory Agreement between Dreyfus and the New Subadviser; (ii) information regarding the process by which EACM recommended and Dreyfus selected and recommended the New Subadviser for Board approval; (iii) information regarding the nature, extent and quality of the services the New Subadviser would provide to the fund; (iv) information regarding the New Subadviser’s reputation, investment management business, personnel and operations; (v) information regarding the New Subadviser’s brokerage and trading policies and practices; (vi) information regarding the level of the sub-investment advisory fee to be charged by the New Subadviser; (vii) information regarding the New Subadviser’s compliance program; and (viii) information regarding the New Subadviser’s historical performance returns managing investment mandates similar to the fund’s investment mandate with respect to the portion of the fund’s assets to be allocated to the New Subadviser, with such performance compared to relevant indices. The Board also considered the substance of discussions with representatives of Dreyfus and EACM at the Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided by the New Subadviser. In examining the nature, extent and quality of the services to be provided by the New Subadviser to the fund, the Board considered the New Subadviser’s: (i) organization,

58

history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) expertise in providing portfolio management services to other similar investment portfolios and the performance history of those portfolios; (iii) proposed investment strategy for the fund; (iv) long- and short-term performance relative to unmanaged indices, where available; and (v) compliance program. The Board specifically took into account the New Subadviser’s investment process and research resources and capabilities, evaluating how the New Subadviser would complement the fund’s existing subadvisers. The Board also discussed the acceptability of the terms of the New Subadvisory Agreement, noting the substantial similarity to the terms of the fund’s other sub-investment advisory agreements. The Board also considered the review process undertaken by EACM, subject to Dreyfus’ supervision, and EACM’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by the New Subadviser. The Board concluded that the fund will benefit from the quality and experience of the New Subadviser’s investment professionals. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by the New Subadviser was adequate and appropriate in light of the New Subadviser’s experience with the proposed investment strategy for the portion of the fund’s assets to be allocated to the New Subadviser, the New Subadviser’s portfolio management and research resources to be applied in managing a portion of the fund’s portfolio, and Dreyfus’ and EACM’s recommendation to engage the New Subadviser, and supported a decision to approve the New Sub-Advisory Agreement.

Investment Performance of the New Subadviser. Because the New Subadviser was a newly-appointed subadviser for the fund, the Board could not consider its investment performance in managing a portion of the fund’s portfolio as a factor in evaluating the New Sub-Advisory Agreement during the Meeting. However, the Board did review the New Subadviser’s historical performance record in managing other portfolios that were comparable to the fund with respect to its investment mandate for the portion of the fund’s assets to be allocated to the New Subadviser. The Board also discussed with representatives of Dreyfus and EACM the investment strategies to be employed by the New Subadviser in the management of its portion of the fund’s assets. The Board noted the New Subadviser’s reputation and experience with respect to the proposed investment strategy for the portion of the fund’s assets to be allocated to the New Subadviser, the portfolio managers’ experience with such investment strategy, and EACM’s experience and reputation in selecting, evaluating and overseeing investment managers. Based on its consideration and review of the foregoing information, the Board concluded that these factors supported a decision to approve the New Sub-Advisory Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fees payable under the New Sub-Advisory Agreement and that the proposed fees would be paid by Dreyfus and, thus, would not impact the fees paid by the fund. The Board recognized that, because the New Subadviser’s fee would be paid by Dreyfus, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement and, therefore, the Board received and

59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

considered a profitability analysis of Dreyfus and its affiliates with respect to the proposed addition of Gotham as an additional subadviser for the fund. The Board concluded that the proposed fee payable to the New Subadviser by Dreyfus with respect to the assets to be allocated to the New Subadviser in its capacity as subadviser was appropriate and Dreyfus’ profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by Dreyfus and the New Subadviser.

Economies of Scale to be Realized. The Board recognized that, because the New Subadviser’s fees would be paid by Dreyfus, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement. Accordingly, consideration of economies of scale with respect to the New Subadviser was not relevant to the Board’s determination to approve the New Sub-Advisory Agreement.

The Board also considered whether there were any ancillary benefits that may accrue to the New Subadviser as a result of the New Subadviser’s relationships with the fund. The Board concluded that the New Subadviser may direct fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the New Subadviser were required to select brokers who met the fund’s requirements for seeking best execution, and that Dreyfus would monitor and evaluate the New Subadviser’s trade execution with respect to fund brokerage transactions on a quarterly basis and would provide reports to the Board on these matters.

In considering the materials and information described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreement.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including a majority of the Independent Directors, with the assistance of independent legal counsel, approved the New Sub-Advisory Agreement for the fund.

60

NOTES

61

For More Information

Dreyfus Select Managers Long/Short Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Adviser

Sirios Capital Management, L.P.
One International Place
Boston, MA 02110

Ramius Advisors, LLC
599 Lexington Avenue 30th Floor
New York, NY 10022

Three Bridges Capital, LP
810 Seventh Avenue, 32nd Floor
New York, NY 10019

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

Dalton Investments LLC
1601 Cloverfield Boulevard
Suite 5050N
Santa Monica, CA 90404

Gotham Asset Management LLC
535 Madison Ave
30th Floor
New York, NY 10022-4231

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	ClassA: DBNAX Class C: DBNCX Class I: DBNIX Class Y: DBNYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6250SA0418

Dreyfus Yield Enhancement Strategy Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Yield Enhancement Strategy Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Yield Enhancement Strategy Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by Jeffrey M. Mortimer, CFA, and Caroline Lee-Tsao, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, Dreyfus Yield Enhancement Strategy Fund’s Class A shares produced a total return of 0.09%, Class C shares returned -0.18%, Class I shares returned 0.24%, and Class Y shares returned 0.33%.1 In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Agg Index”) produced a total return of -1.87% for the same period, and the Lipper Alternative Credit Focus Funds Index (the “Index”) produced a total return of 0.20% for the same period.2

Although U.S. bonds lost some value over the reporting period due to rising interest rates, international bond markets posted moderately positive total returns when a weakening U.S. dollar bolstered returns for U.S. residents. The fund produced higher returns than the Barclays Agg Index and the fund’s Class I and Class Y shares outperformed the Index, largely due to its exposure to higher-yielding bond market sectors.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally allocates its assets across fixed-income investment strategies. The fund is designed to complement and diversify traditional bond portfolios. The fund normally allocates its assets among other investment companies (underlying funds) that employ various fixed-income investment strategies, including those focusing on domestic and foreign corporate bonds, high yield securities (“junk” bonds), senior loans, emerging-market debt, municipal securities and Treasury inflation-protected securities (TIPS).

The Dreyfus Corporation determines the fund’s asset allocation to the fixed-income investment strategies and sets the investment ranges using fundamental and quantitative analysis, and its economic and financial markets outlook. Underlying funds are selected based on their investment objectives and management policies, investment strategies and portfolio holdings, risk/reward profiles, historical performance, and other factors. As of April 30, 2018, the fund held investments in: BNY Mellon Corporate Bond Fund, BNY Mellon Municipal Opportunities Fund, Dreyfus Floating Rate Income Fund, Dreyfus High Yield Fund, Dreyfus Global Dynamic Bond Fund, and TCW Emerging Markets Income Fund.

Rising Interest Rates Dampened U.S. Bond Market Returns

U.S. bonds lost a degree of value over the reporting period as the Federal Reserve Board twice raised short-term interest rates and continued to unwind its balance sheet. Domestic market volatility spiked in February 2018 when investors grew concerned about accelerating inflation. International bond markets produced mixed results in local-currency terms, as some central banks followed the example of the U.S. by raising short-term interest rates and curtailing their quantitative easing programs. Bond prices generally declined in regional markets where interest rates climbed, while bond prices fared better in markets where interest rates fell or stayed unchanged.

However, the impact of a weakening U.S. dollar against most foreign currencies helped boost international bond market returns for U.S. residents. The U.S. dollar dropped sharply during the first quarter of 2018 when investors grew increasingly concerned about the impact of ballooning U.S. federal budget deficits and potential trade disputes. This trend began to reverse late in the reporting period when European economic data proved less robust than U.S. economic data, but it was not enough to offset earlier weakness.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Underlying Funds Produced Mixed Results

The fund’s performance compared to the Index was bolstered during the reporting period from its investment in BNY Mellon Municipal Opportunities Fund, which benefited from an emphasis on higher-yielding securities with longer maturities and lower credit ratings. A relatively small position in TCW Emerging Markets Income Fund produced a negative absolute return but outperformed the Index, mainly due to favorable security selections in Brazil.

On the other hand, Dreyfus Floating Rate Income Fund weighed on relative performance, mainly due to disappointing security selections in the consumer and health care sectors.

In November 2017, we liquidated the fund’s position in Dreyfus Emerging Markets Debt U.S. Dollar Fund, which ceased operations, and redeployed those assets to a new investment in TCW Emerging Markets Income Fund. In February 2018, we shifted some assets from Dreyfus High Yield Fund to Dreyfus Floating Rate Income Fund to protect the fund from rising interest rates. We also added to the fund’s position in Dreyfus Global Dynamic Bond Fund in an attempt to adopt a somewhat more defensive investment posture.

A More Defensive Investment Posture

We currently expect the global economic expansion to persist, increasing the likelihood that interest rates will rise as central banks continue to move away from the aggressively accommodative monetary policies of the past decade. We also have taken note of recent heightened volatility in the emerging markets in response to political developments in the U.S. Therefore, we have maintained the fund’s overweighted exposure to market sectors that tend to be less sensitive to changing interest rates.

May 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The Lipper Alternative Credit Focus Funds Index consists of funds that, by prospectus language, invest in a wide range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The underlying funds’ underlying strategies may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

The ability of the fund to achieve its investment goal depends, in part, on the ability of Dreyfus to allocate effectively the fund’s assets among the investment strategies and the underlying funds.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Yield Enhancement Strategy Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.93	$5.20	$.30	$.25
Ending value (after expenses)	$1,000.90	$998.20	$1,002.40	$1,003.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.96	$5.26	$.30	$.25
Ending value (after expenses)	$1,022.86	$1,019.59	$1,024.50	$1,024.55

† Expenses are equal to the fund’s annualized expense ratio of .39% for Class A, 1.05% for Class C, .06% for Class I and .05% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Shares		Value ($)
Registered Investment Companies - 99.4%
Domestic Fixed Income - 89.6%
BNY Mellon Corporate Bond Fund, Cl. M	3,297,550	[a]	41,252,348
BNY Mellon Municipal Opportunities Fund, Cl. M	10,992,008	[a]	142,456,419
Dreyfus Floating Rate Income Fund, Cl. Y	11,147,703	[a]	134,775,730
Dreyfus High Yield Fund, Cl. I	16,846,386	[a]	103,773,737
			422,258,234
Foreign Fixed Income - 9.8%
Dreyfus Global Dynamic Bond Income Fund, Cl. Y	2,623,619	[a]	32,008,156
TCW Emerging Markets Income Fund, Cl. I	1,761,365		14,425,579
			46,433,735
Total Investments (cost $474,015,563)	99.4%		468,691,969
Cash and Receivables (Net)	.6%		2,706,768
Net Assets	100.0%		471,398,737

a Investment in affiliated mutual fund. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	89.6
Mutual Funds: Foreign	9.8
99.4

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)
BNY Mellon Corporate Bond Fund, Cl. M	43,882,227	3,725,921	4,722,734	49,507
BNY Mellon Municipal Opportunities Fund, CI. M	133,599,861	10,133,438	-	-
Dreyfus Emerging Markets Debt U.S. Dollar Fund, CI. Y	14,193,729	61,775	14,166,195	1,308,301
Dreyfus Floating Rate Income Fund, CI. Y	98,044,431	37,097,712	-	-
Dreyfus Global Dynamic Bond Income Fund, CI. Y	27,456,618	4,706,083	-	-
Dreyfus High Yield Fund, CI. I	143,156,856	10,576,496	45,926,276	(4,136,687)
Total	460,333,722	66,301,425	64,815,205	(2,778,879)

Registered Investment Companies	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
BNY Mellon Corporate Bond Fund, Cl. M	(1,682,573)	41,252,348	8.8	782,844
BNY Mellon Municipal Opportunities Fund, CI. M	(1,276,880)	142,456,419	30.2	2,405,710
Dreyfus Emerging Markets Debt U.S. Dollar Fund, CI. Y	(1,397,610)	-	-	1,023
Dreyfus Floating Rate Income Fund, CI. Y	(366,413)	134,775,730	28.6	2,425,016
Dreyfus Global Dynamic Bond Income Fund, CI. Y	(154,545)	32,008,156	6.8	308,523
Dreyfus High Yield Fund, CI. I	103,348	103,773,737	22.0	3,708,680
Total	(4,774,673)	454,266,390	96.4	9,631,796

† Includes reinvested dividends/distributions.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	15,077,075	14,425,579
Affiliated issuers	458,938,488	454,266,390
Cash		2,731,735
Dividends receivable		181,425
Receivable for shares of Common Stock subscribed		159,387
Prepaid expenses		44,600
		471,809,116
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		6,446
Payable for shares of Common Stock redeemed		363,055
Interest payable—Note 2		122
Accrued expenses		40,756
		410,379
Net Assets ($)		471,398,737
Composition of Net Assets ($):
Paid-in capital		486,503,290
Accumulated undistributed investment income—net		1,186,028
Accumulated net realized gain (loss) on investments		(10,966,987)
Accumulated net unrealized appreciation (depreciation) on investments		(5,323,594)
Net Assets ($)		471,398,737

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	718,082	24,347	6,258,765	464,397,543
Shares Outstanding	59,088	2,000	513,916	38,159,716
Net Asset Value Per Share ($)	12.15	12.17	12.18	12.17

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	163,232
Affiliated issuers	9,522,767
Interest	178
Total Income	9,686,177
Expenses:
Professional fees	41,079
Registration fees	27,535
Directors’ fees and expenses—Note 3(d)	17,031
Prospectus and shareholders’ reports	7,277
Loan commitment fees—Note 2	2,278
Shareholder servicing costs—Note 3(c)	2,265
Interest expense—Note 2	121
Custodian fees—Note 3(c)	100
Distribution fees—Note 3(b)	91
Miscellaneous	8,911
Total Expenses	106,688
Less—reduction in fees due to earnings credits—Note 3(c)	(134)
Net Expenses	106,554
Investment Income—Net	9,579,623
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(2,778,879)
Capital gain distributions from affiliated issuers	109,029
Net Realized Gain (Loss)	(2,669,850)
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(651,494)
Affiliated issuers	(4,774,673)
Net Unrealized Appreciation (Depreciation)	(5,426,167)
Net Realized and Unrealized Gain (Loss) on Investments	(8,096,017)
Net Increase in Net Assets Resulting from Operations	1,483,606

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	9,579,623	17,975,970
Net realized gain (loss) on investments	(2,669,850)	(437,740)
Net unrealized appreciation (depreciation) on investments	(5,426,167)	2,540,439
Net Increase (Decrease) in Net Assets Resulting from Operations	1,483,606	20,078,669
Distributions to Shareholders from ($):
Investment income—net:
Class A	(12,312)	(9,223)
Class C	(415)	(996)
Class I	(125,966)	(89,130)
Class Y	(10,160,260)	(17,155,682)
Total Distributions	(10,298,953)	(17,255,031)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	323,140	268,453
Class I	3,650,354	6,873,469
Class Y	47,269,139	105,396,858
Distributions reinvested:
Class A	10,253	5,734
Class C	-	377
Class I	113,943	77,667
Class Y	1,155,846	1,924,810
Cost of shares redeemed:
Class A	(30,806)	(4,087)
Class C	-	(25,305)
Class I	(3,142,617)	(1,793,552)
Class Y	(32,032,768)	(75,797,990)
Increase (Decrease) in Net Assets from Capital Stock Transactions	17,316,484	36,926,434
Total Increase (Decrease) in Net Assets	8,501,137	39,750,072
Net Assets ($):
Beginning of Period	462,897,600	423,147,528
End of Period	471,398,737	462,897,600
Undistributed investment income—net	1,186,028	1,905,358

10

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	26,245	21,845
Shares issued for distributions reinvested	838	467
Shares redeemed	(2,527)	(333)
Net Increase (Decrease) in Shares Outstanding	24,556	21,979
Class C
Shares issued for distributions reinvested	-	31
Shares redeemed	-	(2,064)
Net Increase (Decrease) in Shares Outstanding	-	(2,033)
Class Ia
Shares sold	297,278	558,634
Shares issued for distributions reinvested	9,290	6,308
Shares redeemed	(255,420)	(145,804)
Net Increase (Decrease) in Shares Outstanding	51,148	419,138
Class Ya
Shares sold	3,853,445	8,605,031
Shares issued for distributions reinvested	94,261	157,348
Shares redeemed	(2,615,962)	(6,199,076)
Net Increase (Decrease) in Shares Outstanding	1,331,744	2,563,303

[a]During the period ended April 30, 2018, 65,753 Class Y shares representing $804,534 were exchanged for 65,702 Class I shares and during the period ended October 31, 2017, 235,319 Class Y shares representing $2,892,898 were exchanged for 235,134 Class I shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	12.39	12.32	12.21	12.65	12.50
Investment Operations:
Investment income—net[b]	.23	.45	.50	.49	.26
Net realized and unrealized gain (loss) on investments	(.22)	.07	.10	(.48)	.10
Total from Investment Operations	.01	.52	.60	.01	.36
Distributions:
Dividends from investment income—net	(.25)	(.45)	(.49)	(.45)	(.21)
Net asset value, end of period	12.15	12.39	12.32	12.21	12.65
Total Return (%)[c]	.09[d]	4.38	4.98	.10	2.89	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.39[f]	.41	.31	.33	.91	[f]
Ratio of net expenses to average net assets[e]	.39[f]	.41	.31	.33	.43	[f]
Ratio of net investment income to average net assets[e]	3.74[f]	3.63	4.03	3.88	3.18	[f]
Portfolio Turnover Rate	16.19[d]	10.47	16.14	17.13	14.04	[d]
Net Assets, end of period ($ x 1,000)	718	428	155	544	27

a From March 7, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Amount does not include the expenses of the underlying funds.

f Annualized.

See notes to financial statements.

12

Six Months Ended
Class C Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	12.40	12.31	12.19	12.63	12.50
Investment Operations:
Investment income—net[b]	.19	.35	.38	.37	.20
Net realized and unrealized gain (loss) on investments	(.21)	.05	.13	(.45)	.09
Total from Investment Operations	(.02)	.40	.51	(.08)	.29
Distributions:
Dividends from investment income—net	(.21)	(.31)	(.39)	(.36)	(.16)
Net asset value, end of period	12.17	12.40	12.31	12.19	12.63
Total Return (%)[c]	(.18)[d]	3.31	4.34	(.66)	2.34	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.05[f]	1.37	1.12	1.13	1.65	[f]
Ratio of net expenses to average net assets[e]	1.05[f]	1.37	1.12	1.13	1.16	[f]
Ratio of net investment income to average net assets[e]	3.12[f]	2.90	3.18	2.96	2.43	[f]
Portfolio Turnover Rate	16.19[d]	10.47	16.14	17.13	14.04	[d]
Net Assets, end of period ($ x 1,000)	24	25	50	24	25

a From March 7, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Amount does not include the expenses of the underlying funds.

f Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	12.41	12.34	12.22	12.66	12.50
Investment Operations:
Investment income—net[b]	.25	.47	.48	.50	.23
Net realized and unrealized gain (loss) on investments	(.21)	.08	.15	(.46)	.15
Total from Investment Operations	.04	.55	.63	.04	.38
Distributions:
Dividends from investment income—net	(.27)	(.48)	(.51)	(.48)	(.22)
Net asset value, end of period	12.18	12.41	12.34	12.22	12.66
Total Return (%)	.24[c]	4.66	5.22	.33	3.08	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.06[e]	.11	.19	.15	.54	[e]
Ratio of net expenses to average net assets[d]	.06[e]	.11	.19	.15	.15	[e]
Ratio of net investment income to average net assets[d]	4.12[e]	3.85	4.16	4.05	3.85	[e]
Portfolio Turnover Rate	16.19[c]	10.47	16.14	17.13	14.04	[c]
Net Assets, end of period ($ x 1,000)	6,259	5,742	538	250	193

a From March 7, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

14

Six Months Ended
Class Y Shares	April 30, 2018	Year Ended October 31,
(Unaudited)		2017	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	12.40	12.33	12.21	12.65	12.50
Investment Operations:
Investment income—net[b]	.25	.50	.52	.51	.29
Net realized and unrealized gain (loss) on investments	(.21)	.06	.12	(.46)	.09
Total from Investment Operations	.04	.56	.64	.05	.38
Distributions:
Dividends from investment income—net	(.27)	(.49)	(.52)	(.49)	(.23)
Net asset value, end of period	12.17	12.40	12.33	12.21	12.65
Total Return (%)	.33[c]	4.72	5.37	.42	3.02	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.05[e]	.05	.05	.06	.13	[e]
Ratio of net expenses to average net assets[d]	.05[e]	.04	.05	.06	.10	[e]
Ratio of net investment income to average net assets[d]	4.11[e]	4.11	4.28	4.05	3.67	[e]
Portfolio Turnover Rate	16.19[c]	10.47	16.14	17.13	14.04	[c]
Net Assets, end of period ($ x 1,000)	464,398	456,703	422,405	409,077	331,526

a From March 7, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Amount does not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Yield Enhancement Strategy Fund (the “fund”) is a separate diversified series of Dreyfus BNY Mellon Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class C shares of the fund.

16

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities:
Registered Investment Companies†	468,691,969	-	-	468,691,969

† See Statement of Investments for additional detailed categorizations.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

18

provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $7,020,468 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $2,783,530 of short-term capital losses and $4,236,938 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2017 was as follows: ordinary income $13,086,790 and tax–exempt income $4,168,241. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2018 was approximately $8,800 with a related weighted average annualized interest rate of 2.77%.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund may invest in other affiliated mutual funds advised by Dreyfus and unaffiliated open-end funds, closed-end funds and exchange-traded funds. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $91 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $780 and $30, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and

20

redemptions. During the period ended April 30, 2018, the fund was charged $827 for transfer agency services and $34 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $34.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $100 pursuant to the custody agreement. These fees were offset by earnings credits of $100.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $15, Shareholder Services Plan fees $153, custodian fees $1,890, Chief Compliance Officer fees $4,214 and transfer agency fees $174.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2018, amounted to $81,489,097 and $64,815,205, respectively.

At April 30, 2018, accumulated net unrealized depreciation on investments was $5,323,594, consisting of $173,647 gross unrealized appreciation and $5,497,241 gross unrealized depreciation.

At April 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on February 21-22, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

22

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at the Performance Group median in the one-year period, below the Performance Group median in the two- and three-year periods and above the Performance Universe median in the one-, two- and three-year periods (the fund has only been in operation for three full years). The Board also considered that the fund’s yield performance was above the Performance Group and Performance Universe medians in each of the three one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indexes showing that the fund’s return was higher than the return of one of the indexes in three of the three years shown and higher than the return of the other index in two of the two years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund does not pay Dreyfus a management fee because the fund, as a fund of funds, pays management fees indirectly at the underlying fund level. The Board considered that the fund’s total expense ratio was the lowest in the Expense Group and the Expense Universe.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the

23

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place

24

between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

Dreyfus Yield Enhancement Strategy Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DABMX Class C: DABLX Class I: DABKX Class Y: DABJX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6327SA0418

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)